Logo: Fifth Third Funds

MONEY MARKET MUTUAL FUNDS
ANNUAL REPORT TO SHAREHOLDERS

-------------
July 31, 2002

Graphic:
                             DIVERSIFICATION ASSET
                              STYLE CONSISTENCY DI
                              ASSET ALLOCATION STY
                               CY DIVERSIFICATION
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                                ASSET ALLOCATION
                              DIVERSIFICATION STYL
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                       NOTICE OF DELIVERY OF PROSPECTUSES,
                     SEMI-ANNUAL REPORTS AND ANNUAL REPORTS

In order to reduce expenses of the Fifth Third Funds incurred in connection with the mailing of prospectuses, prospectus supplements, semi-annual reports and annual reports to multiple shareholders at the same address, Fifth Third Funds may in the future deliver one copy of a prospectus, prospectus supplement, semi-annual report or annual report to a single investor sharing a street address or post office box with other investors, provided that all such investors have the same last name or are believed to be members of the same family. If you share an address with another investor and wish to receive your own prospectus, prospectus supplements, semi-annual reports and annual reports, please call the Trust toll-free at 1-800-282-5706.




This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the Funds, which contains facts concerning the objectives and policies, management fees, expenses and other information.

For more complete information on the Fifth Third Funds, including fees, expenses and sales charges, please call 1-800-282-5706 for a prospectus, which you should read carefully before you invest or send money. The Fifth Third Funds are distributed by Fifth Third Funds Distributor, Inc.

Fifth Third Asset Management Inc. serves as Investment Advisor to the Funds and receives a fee for their services.

FIFTH THIRD FUNDS, LIKE ALL MUTUAL FUNDS:
O ARE NOT FDIC INSURED
O HAVE NO BANK GUARANTEE
O MAY LOSE VALUE

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FIFTH THIRD FUNDS
TABLE OF CONTENTS

MANAGEMENT DISCUSSION OF PERFORMANCE
   Letter from Fifth Third Asset Management ...............................    1

INVESTMENT REVIEWS
   Money Market Funds .....................................................    3

FINANCIAL STATEMENTS
   Schedules of Portfolio Investments .....................................    4
   Statements of Assets and Liabilities ...................................   21
   Statements of Operations ...............................................   23
   Statements of Changes in Net Assets ....................................   25

NOTES TO FINANCIAL STATEMENTS .............................................   27

FINANCIAL HIGHLIGHTS ......................................................   37

REPORT OF INDEPENDENT ACCOUNTANTS .........................................   44

SUPPLEMENTAL INFORMATION ..................................................   45

LETTER FROM FIFTH THIRD ASSET MANAGEMENT
--------------------------------------------------------------------------------
DEAR SHAREHOLDER:

We are pleased to present the Fifth Third Fund's annual report to shareholders for the 12-month period ended July 31, 2002. This letter includes a discussion of economic and market conditions during the period, a review of our investment principles and our outlook for the coming months.

A VOLATILE PERIOD

The economy was in a recession as the period began, and it grew weaker following the September 11 terrorist attacks. Corporate profits fell, and companies aggressively reduced their capital spending in an effort to cut costs. The Federal Reserve Board (the "Fed") attempted to bolster the economy by cutting short-term interest rates five times during the period.

The Fed's rate cuts did help economic growth--the Gross Domestic Product1 (the "GDP") grew by 2.1% during the period--but not as much as investors had anticipated. Interest rate cuts help spur business activity; however, corporations had so much overcapacity that the recent series of rate cuts had little impact on business spending. The period was also influenced by a series of accounting and corporate governance scandals at several large, well-known companies such as WorldCom and Enron. These scandals severely damaged investor confidence in the reported financial results of many firms.

Consumer spending remained strong despite the weak economy. Low inflation and falling interest rates encouraged many investors to refinance their homes, providing them with access to cheaper money. Meanwhile, real disposable wages increased and unemployment remained relatively low.

Stocks were extremely volatile and suffered severe losses during the period. The S&P 500 Stock Index2 fell 23.62% during the period, while the technology-heavy Nasdaq Composite Index3 posted a -34.48% return. Stock prices rose late in 2001 on signs that the economy was recovering rapidly; nonetheless, investors sold stocks when it became clear that the economy was actually growing at a much more modest pace. Stocks delivered their worst returns late in the period, as corporate scandals undermined investor confidence in the stock market.

Investors in that environment favored the most attractively valued shares. The best performing market sector was small-company value stocks, as evidenced by the Russell 2000 Value Index's4 -5.51% return. Growth stocks with high price-to-earnings ratios5 were hardest hit. For example, the Russell 2000 Growth Index4 fell 30.61% during the period.

Bonds showed strong performance, as nervous investors sold stocks and moved money into more stable fixed-income securities. The Fed's rate cuts also benefited bonds. Investors favored high-quality issues in the uncertain environment, causing U.S. government bonds to outperform corporate issues. Likewise, investment-grade securities outperformed high-yield bonds with lower credit ratings. Investors looking for high-quality bonds that offered relatively attractive yields focused on mortgage-backed securities.

A DISCIPLINED, LONG-TERM APPROACH

The Fifth Third Funds employ a disciplined, long-term investment strategy. We seek investments in high-quality firms that we believe provide consistent revenue, earnings and dividend growth. We favor attractively valued shares of companies with strong balance sheets, excellent management and solid market opportunities. We feel that strategy is designed to help maximize potential capital gains for our shareholders while minimizing the risk to their capital over the long term.

The Fifth Third equity funds' diversification helped their performances during the recent difficult period. Our growth funds concentrated in consumer-oriented sectors such as consumer discretionary and financial services. The growth fund managers favored shares of companies with the best earnings growth prospects coming out of the economic slowdown. These firms have characteristics such as strong unit growth and pricing power. The Fifth Third value funds took advantage of the sell-off to invest in blue-chip companies whose shares had fallen significantly. Our value managers focused on the credit quality of these firms, and favored companies with reasonable debt ratios and strong cash flow.

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The Fifth Third bond funds maintained their strategy of focusing on high-quality issues. That approach benefited the Funds' performances, as investors flocked to bonds with strong credit ratings. Our bond fund managers captured attractive yields while maintaining high-quality portfolios by investing in agency issues and mortgage-backed securities. The Funds began the period with durations that were slightly longer than those of their indices. As rates fell during the period, the managers reduced their Funds' durations to a slightly shorter position than that of their benchmarks.

The Fifth Third money market funds experienced significant cash inflows during the year as investors sought safety from the uncertain economic environment. As the Fed cut interest rates and yields on short term investments fell to 40 year lows, the money market funds lengthened their average maturity in an attempt to capture yield.

THE OUTLOOK

We expect the economy to continue to recover, growing by 2.5% to 3.0% by the end of 2002. Such growth will probably be fueled by a moderate increase in consumer spending, rising government spending and a modest recovery in corporate capital expenditures. Inflation should remain low due to productivity increases and reasonable energy prices, which should help keep yields on 10-year Treasury bonds around 5.00% and yields on 5-year Treasury securities in a range between 4.25% and 4.50%. Short-term rates could rise somewhat, creating a flatter yield curve.

We feel stocks will likely perform well as the economy regains strength. The Fifth Third growth fund managers will continue to focus on firms with pricing power and the potential for strong unit and profit growth as the economy rebounds. We expect to find such firms in the financial services, consumer and information technology sectors. The Fifth Third value managers will focus on attractively valued shares of firms that benefit from a stronger economy. Sectors that look attractive in these terms include industrials, energy and basic industries. The Fifth Third bond fund managers will maintain a relatively defensive strategy by positioning the Funds with shorter durations than their benchmarks.

The Fifth Third Funds now offer a broader array of investment choices, encompassing several investment styles. We encourage shareholders to build and maintain well-diversified portfolios that offer exposure to stocks, bonds and cash, as well as different investment styles such as value and growth. Such portfolios held up better during the recent bear market than those concentrated entirely in stocks. Diversified portfolios should help to provide investors with the best opportunity to build wealth over time with reasonable levels of risk.

Thank you for your continued confidence in the Fifth Third Funds.

Sincerely,

Fifth Third Asset Management





--------------------------------------------------------------------------------

1 The Gross Domestic Product is the measure of the market value of the goods and services produced by labor and property in the United States.

2 The Standard & Poor 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole.

3 The Nasdaq Composite Index is a market price only index that tracks the performance of domestic common stocks traded on the regular Nasdaq market as well as National Market System traded foreign common stocks and American Depository Receipts.

4 The Russell 2000 Value Index and the Russell 2000 Growth Index are unmanaged indices comprised of the securities in the Russell 2000 Index. The securities in the Russell 2000 Value Index exhibit a less-than-average growth orientation and generally have low price-to-book and price-to-earnings ratios. The Russell Growth Index securities have a greater-than-average growth orientation and exhibit higher price-to-book and price-to-earnings ratios.

5 The Price-to-Earnings Ratio (P/E) is a valuation ratio of a company's current share price to its per-share earnings. A high P/E means high projected earnings in the future.

Investors cannot invest directly in an index, although they can invest in its underlying securities.

--------------------------------------------------------------------------------
FIFTH THIRD MONEY MARKET FUNDS+

An interview with John Hoeting, portfolio manager

Q. WHAT WERE CONDITIONS FOR MONEY MARKETS DURING THE 12-MONTH PERIOD ENDED JULY 31, 2002?

A. Yields on money market securities were somewhat volatile during the period. The economy, already in a recession as the period began, suffered further weakness following the tragic events of September 11. The Fed cut short-term interest rates five times during the period in an effort to spark economic growth. Yields on money market securities fell in that environment.

The Fed's policy proved to be somewhat effective, although the economy did not turn around as quickly as many investors had hoped. Corporate accounting scandals at firms such as Enron and WorldCom damaged investor confidence, causing many investors to flock to relatively safe assets such as money market securities. However, the lower yields offered by such securities prompted many investors to allocate their assets to investments that offered higher yields.

Q. HOW DID YOU MANAGE THE FUNDS IN THAT ENVIRONMENT?

A. We kept the Funds' average maturities neutral to slightly longer than the average maturities of their peer groups, in order to help capture additional yield as rates fell. Maintaining this structure was difficult at times, due to large inflows of cash from investors looking for a safe haven. We employed a "barbell strategy", holding a mix of very short-term instruments and relatively long-term securities. This approach enabled the Funds to capture attractive yields while providing enough liquidity to handle cash flows in and out of the Funds.

In the Prime Money Market Fund, we found opportunities in agency issues and floating rate notes. Such securities offered higher yields than Treasury obligations, but with less risk than corporate issues.

For the period ended July 31, 2002 the Average Maturity for the Fifth Third Money Market Funds was++:

                                                                          (days)
Fifth Third Prime Money Market Fund .....................................   55
Fifth Third Institutional Money Market Fund .............................   56
Fifth Third Institutional Government
   Money Market Fund ....................................................   57
Fifth Third Government Money Market Fund ................................   53
Fifth Third U.S. Treasury Money Market Fund .............................   35
Fifth Third Michigan Municipal Money Market Fund ........................   39
Fifth Third Municipal Money Market Fund .................................   30

Q. WHAT IS YOUR OUTLOOK FOR THE MONEY MARKETS, AND HOW WILL YOU MANAGE THE FUNDS IN THAT ENVIRONMENT?

A. It appears the economy is continuing to make gradual improvements, as evidenced by encouraging data about the GDP, manufacturing and employment. We therefore believe that the next move by the Fed will be to raise short-term interest rates, although an increase probably won't occur until 2003. Meanwhile, the yield curve for money-market securities has become flat, meaning that longer-term money market securities do not offer a significant yield advantage over short-term issues.

We will position the Funds with neutral average maturities relative to their peers until there is a more defined slope in the yield curve. We will also continue to invest in issues with high credit ratings and maintain the Funds' liquidity in order to effectively handle money flows in and out of the Funds.

--------------------------------------------------------------------------------
+ An investment in any of the funds is not insured or guaranteed by the FDIC or any government agency. Although each money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

++   The composition of the Fund's portfolio is subject to change.

*    Income may be subject to the federal alternative minimum tax.

                                          FIFTH THIRD PRIME MONEY MARKET FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                JULY 31, 2002
                                                        (AMOUNTS IN THOUSANDS)

-----------------------------------------------------------------------------
PRINCIPAL  SECURITY
   AMOUNT  DESCRIPTION                                                  VALUE
-----------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (10.5%):
$  20,000  ABN AMRO Yankee CD,
             1.88%, 12/27/02                                       $   20,005
   20,000  Barclays Bank Yankee CD,
             1.79%, 9/13/02                                            20,000
   25,000  Bayerische Landesbank Yankee CD,
             4.09%, 8/2/02                                             25,001
    7,000  Bayerische Landesbank Yankee CD,
             5.40%, 1/23/03                                             7,099
   10,000  Comerica Bank Yankee CD,
             2.30%, 2/10/03                                             9,972
   17,000  Dresdner Bank Yankee CD,
             1.90%, 8/1/02                                             17,000
   10,000  Dresdner Bank Yankee CD,
             2.30%, 1/24/03                                            10,001
   15,000  State Street Bank CD, 1.82%, 10/8/02                        15,000
   25,000  Toronto Dominion Bank Yankee CD,
             3.73%, 8/6/02                                             25,001
   25,000  UBS Financial Yankee CD,
             1.94%, 8/5/02                                             25,000
   25,000  UBS Financial Yankee CD,
             3.60%, 9/6/02                                             25,034
   20,000  UBS Financial Yankee CD,
             2.65%, 11/29/02                                           20,037
   10,000  US Bank, NA, 2.43%, 6/16/03                                  9,997
           ---------------------------------                        ---------
           Total Certificates of Deposit                              229,147
           ---------------------------------                        ---------
COMMERCIAL PAPER (20.7%):
           BANKS (9.6%):
           ---------------------------------
   15,000  ABN AMRO, 1.85%, 3/11/03**                                  14,831
    7,675  Banque Nationale de Paris,
             1.79%, 12/9/02**                                           7,626
   10,000  Dresdner Bank, 2.06%, 8/12/02**                              9,994
   20,000  Dresdner Bank, 1.78%, 10/17/02**                            19,924
   15,000  Dresdner US Financial,
             1.82%, 8/19/02**                                          14,986
   20,000  Northern Trust Corp.,
             1.81%, 9/9/02**                                           19,961
   20,000  Northern Trust Corp.,
             1.81%, 10/10/02**                                         19,930
   10,000  Northern Trust Corp.,
             1.78%, 10/21/02**                                          9,960
   15,000  Societe Generale, 1.85%, 8/1/02**                           15,000
   13,000  Societe Generale, 1.75%, 8/16/02**                          12,991
   10,000  Societe Generale, 1.79%, 9/30/02**                           9,970
   14,300  Societe Generale, 1.88%, 12/16/02**                         14,199
   10,000  Societe Generale, 2.06%, 12/19/02**                          9,922
   10,000  State Street Boston Corp.,
             1.76%, 9/23/02**                                           9,974
   10,000  Wells Fargo Co., 1.77%, 9/26/02**                            9,973
   10,000  West Deutsche Landesbank,
             1.98%, 12/6/02**                                           9,931
           ---------------------------------                        ---------
           Total                                                      209,172
           ---------------------------------                        ---------

-----------------------------------------------------------------------------
PRINCIPAL  SECURITY
   AMOUNT  DESCRIPTION                                                  VALUE
-----------------------------------------------------------------------------
           BROKERAGE SERVICES (1.6%):
           ---------------------------------
$  25,000  Goldman Sachs Group, LP,
             1.77%, 8/21/02**                                       $  24,976
   10,000  Goldman Sachs Group, LP,
             1.84%, 1/8/03**                                            9,919
           ---------------------------------                        ---------
           Total                                                       34,895
           ---------------------------------                        ---------
           CONSUMER PRODUCTS (1.8%):
           ---------------------------------
   10,000  Nestle Capital Corp.,
             1.96%, 8/2/02**                                            9,999
   10,000  Nestle Capital Corp.,
             1.82%, 12/30/02**                                          9,925
   20,000  Procter and Gamble Co.,
             1.74%, 9/12/02**                                          19,959
           ---------------------------------                        ---------
           Total                                                       39,883
           ---------------------------------                        ---------
           ENERGY (4.1%):
           ---------------------------------
   20,000  Chevron Corp., 1.94%, 8/8/02**                              19,992
   20,000  Chevron Corp., 1.81%, 8/14/02**                             19,987
   20,000  Chevron Corp., 1.83%, 9/5/02**                              19,965
   20,000  Chevron Corp., 1.82%, 10/8/02**                             19,932
   10,000  Shell Oil Co., 1.86%, 8/12/02**                              9,994
           ---------------------------------                        ---------
           Total                                                       89,870
           ---------------------------------                        ---------
           FINANCIAL (3.6%):
           ---------------------------------
   15,000  American International Group, Inc.,
             1.81%, 1/19/03**                                          14,879
   15,000  Barclays U.S. Funding Corp.,
             1.79%, 8/6/02**                                           14,996
   20,000  Barclays U.S. Funding Corp.,
             1.81%, 8/16/02**                                          19,986
    8,225  General Electric Capital Corp.,
             1.81%, 8/5/02**                                            8,223
   10,000  General Electric Capital Corp.,
             2.15%, 10/11/02**                                          9,958
   10,000  General Electric Capital Corp.,
             2.31%, 2/10/03**                                           9,878
           ---------------------------------                        ---------
           Total                                                       77,920
           ---------------------------------                        ---------
           Total Commercial Paper                                     451,740
           ---------------------------------                        ---------
CORPORATE NOTES (25.0%):
           BANKS (9.2%):
           ---------------------------------
    5,000  Bank of America, 1.94%, 7/7/03*                              5,004
   10,000  Bank of New York, 2.14%, 8/12/03                            10,000
   18,000  Bank One Corp., 6.40%, 8/1/02                               18,000
    4,750  Bank One Corp., 6.40%, 10/1/02                               4,785
   11,000  Citigroup, Inc., 1.98%, 5/30/03*                            11,009
    3,320  Firstar Bank, 6.25%, 12/1/02                                 3,366
   20,000  National City Bank, 1.82%, 8/1/03*                          20,002
   30,000  National City Bank of Kentucky,
             1.94%, 4/17/03*                                           30,028
   11,400  Norwest Corp., MTN, 5.75%, 2/1/03                           11,575
    5,000  U.S. Bank, NA, 2.14%, 2/3/03*                                5,006
   17,500  U.S. Bank, NA, 2.14%, 3/6/03*                               17,529
   10,000  U.S. Bank, NA, 1.75%, 5/29/03*                               9,997


                                  - Continued -

FIFTH THIRD PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JULY 31, 2002
(AMOUNTS IN THOUSANDS)

-----------------------------------------------------------------------------
PRINCIPAL  SECURITY
   AMOUNT  DESCRIPTION                                                  VALUE
-----------------------------------------------------------------------------
           BANKS (CONTINUED)
           ---------------------------------
$  14,110  Wells Fargo Co., 6.50%, 9/3/02                           $  14,161
   15,000  Wells Fargo Co., 1.99%, 10/30/02*                           15,004
   23,000  Wells Fargo Co., 4.25%, 8/15/03                             23,507
           ---------------------------------                        ---------
           Total                                                      198,973
           ---------------------------------                        ---------
           BROKERAGE SERVICES (5.3%):
           ---------------------------------
   25,000  Credit Suisse First Boston,
             1.96%, 3/17/03*                                           25,001
   10,000  Merrill Lynch & Co., 5.75%, 11/4/02                         10,084
   19,000  Merrill Lynch & Co., 2.00%, 1/27/03*                        19,018
   17,000  Merrill Lynch & Co., 5.61%, 1/29/03                         17,262
   15,000  Merrill Lynch & Co., 6.00%, 2/12/03                         15,266
    6,500  Merrill Lynch & Co., 4.93%, 4/25/03                          6,604
   15,000  Merrill Lynch & Co., 1.89%, 8/12/03*                        15,000
    7,000  Morgan Stanley Dean Witter,
             2.03%, 1/16/03*                                            7,007
           ---------------------------------                        ---------
           Total                                                      115,242
           ---------------------------------                        ---------
           CONSUMER PRODUCTS (0.5%):
           ---------------------------------
   10,000  Procter & Gamble Co.,
             6.00%, 3/19/03                                            10,207
           ---------------------------------                        ---------
           ENERGY (0.5%):
           ---------------------------------
   10,250  BP Amoco, 6.70%, 11/18/02                                   10,375
           ---------------------------------                        ---------
           FINANCIAL (8.5%):
           ---------------------------------
   10,000  Associates Corp., NA,
             6.50%, 8/15/02                                            10,011
    3,060  Associates Corp., NA,
             6.38%, 10/15/02                                            3,085
    9,514  Associates Corp., NA,
             6.00%, 4/15/03                                             9,747
   15,000  Associates Corp., NA,
             2.17%, 5/8/03*                                            15,033
   10,475  Avco Financial Services,
             6.00%, 8/15/02                                            10,488
   14,000  General Electric Capital Corp.,
             6.65%, 9/3/02                                             14,041
    5,036  General Electric Capital Corp.,
             6.50%, 9/27/02                                             5,057
    5,500  General Electric Capital Corp.,
             6.70%, 10/1/02                                             5,540
   10,200  General Electric Capital Corp.,
             5.35%, 11/18/02                                           10,294
    4,550  General Electric Capital Corp.,
             5.16%, 2/3/03                                              4,613
    9,525  General Electric Capital Corp.,
             7.00%, 2/3/03                                              9,766
   10,350  General Electric Capital Corp.,
             7.50%, 6/5/03                                             10,819
   37,000  Mellon Funding Corp.,
             2.32%, 9/16/02*                                           37,015
   30,000  Toyota Motor Credit Corp.,
             7.00%, 8/5/02                                             30,016
   10,000  Toyota Motor Credit Corp.,
             6.93%, 9/5/02                                             10,046
           ---------------------------------                        ---------
           Total                                                      185,571
           ---------------------------------                        ---------


-----------------------------------------------------------------------------
PRINCIPAL  SECURITY
   AMOUNT  DESCRIPTION                                                  VALUE
-----------------------------------------------------------------------------
           INDUSTRIAL SUPPLIES (0.2%):
           ---------------------------------
$   5,000  E.I. Dupont De Nemour,
             6.50%, 9/1/02                                          $   5,019
           ---------------------------------                        ---------
           RETAIL (0.8%):
           ---------------------------------
   10,000  Wal-Mart Stores, Inc., 6.88%, 8/1/02                        10,000
    7,431  Wal-Mart Stores, Inc., 4.63%, 4/15/03                        7,534
           ---------------------------------                        ---------
           Total                                                       17,534
           ---------------------------------                        ---------
           Total Corporate Notes                                      542,921
           ---------------------------------                        ---------
DEMAND NOTES (12.0%):
           BEVERAGES (0.2%):
           ---------------------------------
    5,365  New Belgium Brewing Co.,
             2.05%, 7/1/15, (LOC: Keybank)*                             5,365
           ---------------------------------                        ---------
           COMMUNITY DEVELOPMENT (0.5%):
           ---------------------------------
   10,820  Hannahville Indian Community,
             1.96%, 6/1/13, (LOC: National
             City Bank)*                                               10,820
           ---------------------------------                        ---------
           FINANCIAL (2.7%):
           ---------------------------------
    3,342  Capital One Funding Corp.,
             1.92%, 7/2/18, (LOC: Bank One)*                            3,342
    2,900  Capital One Funding Corp.,
             1.92%, 10/1/21, (LOC: Bank One)*                           2,900
   11,991  Capital One Funding Corp.,
             1.92%, 1/4/27, (LOC: Bank One)*                           11,991
    9,090  Cornerstone Funding Corp.,
             1.90%, 12/1/11, (LOC: Suntrust)*                           9,090
    5,000  Cornerstone Funding Corp.,
             1.90%, 4/1/20, (LOC: Suntrust)*                            5,000
    9,800  Lexington Financial Services,
             1.92%, 2/1/26, (LOC: LaSalle Bank)*                        9,800
    5,000  MBE Investment Co., 2.05%, 3/1/50,
             (LOC: National Australia Bank)*                            5,000
    8,520  PRD Finance L.L.C., 1.93%, 4/1/27,
             (LOC: National City Bank)*                                 8,520
    3,905  Second & Main, Ltd., 1.95%, 8/1/11,
             (LOC: National City Bank)*                                 3,905
           ---------------------------------                        ---------
           Total                                                       59,548
           ---------------------------------                        ---------
           FOOD SERVICES (0.3%):
           ---------------------------------
    6,700  MARK-LYNN Foods, Inc.,
             1.95%, 6/1/11, (LOC: Bank
             of America)*                                               6,700
           ---------------------------------                        ---------
           HEALTHCARE SERVICES (1.3%):
           ---------------------------------
    7,500  American Healthcare Funding
             L.L.C., 1.95%, 5/1/27, (LOC:
             ABN/AMRO)*                                                 7,500
    6,550  Idaho Associates L.L.C., 1.95%,
             4/1/27, (LOC: ABN/AMRO)*                                   6,550
   11,100  Landmark Medical L.L.C.,
             1.97%, 1/1/21, (LOC: Bank One)*                           11,100
    2,600  Westview Health Care L.P.,
             1.95%, 3/1/28, (LOC:
             ABN/AMRO)*                                                 2,600
           ---------------------------------                        ---------
           Total                                                       27,750
           ---------------------------------                        ---------

                                  - Continued -

                                           FIFTH THIRD PRIME MONEY MARKET FUND
                                 SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                 JULY 31, 2002
                                                        (AMOUNTS IN THOUSANDS)

-----------------------------------------------------------------------------
PRINCIPAL  SECURITY
   AMOUNT  DESCRIPTION                                                  VALUE
-----------------------------------------------------------------------------
           HOTELS & LODGING (0.1%):
           ---------------------------------
$   2,210  Central Michigan Inns,
             2.00%, 4/1/30, (LOC: Michigan
             National Bank)*                                        $   2,210
           ---------------------------------                        ---------
           MACHINERY & EQUIPMENT (1.0%):
           ---------------------------------
    6,085  Atlas Industries, Inc., 1.96%, 6/1/10,
             (LOC: National City Bank)*                                 6,085
    5,618  Precision Tool and Die,
             1.96%, 3/1/10, (LOC: National
             City Bank)*                                                5,618
    9,350  SGS Tool Co., 1.96%, 12/1/12,
             (LOC: Bank One)*                                           9,350
           ---------------------------------                        ---------
           Total                                                       21,053
           ---------------------------------                        ---------
           MANUFACTURING (0.8%):
           ---------------------------------
    7,835  Buckeye Corrugated, Inc.,
             2.05%, 10/1/17, (LOC: Keybank)*                            7,835
    9,820  Jackson 2000, 2.05%, 6/1/49,
             (LOC: Keybank)*                                            9,820
           ---------------------------------                        ---------
           Total                                                       17,655
           ---------------------------------                        ---------
           PAPER (0.2%):
           ---------------------------------
    3,350  PCI Paper Conversions, Inc.,
             2.05%, 4/1/10, (LOC: Keybank)*                             3,350
           ---------------------------------                        ---------
           REAL ESTATE (3.6%):
           ---------------------------------
   20,430  Germain Properties, 1.92%, 3/1/31,
             (LOC: Bank One)*                                          20,430
    5,390  GTB Properties L.L.C.,
             2.02%, 7/1/23, (LOC: National
             Australia Bank)*                                           5,390
    5,725  Harry W. Albright, Jr.,
             2.05%, 5/1/21, (LOC: National
             Australia Bank)*                                           5,725
    5,095  HWP Co., Ltd. Project,
             1.96%, 12/3/18, (LOC: National
             City Bank)*                                                5,095
   12,250  Pittsburgh Technical Institute,
             1.96%, 10/1/15, (LOC: National
             City Bank)*                                               12,250
   11,465  Secor Realty, Inc., 1.96%, 4/1/20,
             (LOC: National City Bank)                                 11,465
   12,435  Sharonville Realty Enterprises,
             1.97%, 4/1/20, (LOC: Bank One)*                           12,435
    4,005  Zeigler Realty L.L.C., 2.05%, 9/1/26,
             (LOC: National City Bank)*                                 4,005
           ---------------------------------                        ---------
           Total                                                       76,795
           ---------------------------------                        ---------
           RELIGIOUS ORGANIZATIONS (0.3%):
           ---------------------------------
    7,400  Northside Christian Church,
             1.97%, 4/1/30, (LOC: Bank One)*                            7,400
           ---------------------------------                        ---------
           RETAIL (0.2%):
           ---------------------------------
    4,500  Royal Town Center L.L.C. Project,
             2.05%, 10/1/47, (LOC:
             Commerica Bank)*                                           4,500
           ---------------------------------                        ---------


-----------------------------------------------------------------------------
PRINCIPAL  SECURITY
   AMOUNT  DESCRIPTION                                                  VALUE
-----------------------------------------------------------------------------
           SERVICES (0.3%):
           ---------------------------------
$   7,525  Mr. K Enterprises, 2.02%, 9/1/16,
             (LOC: National Australia Bank)*                        $   7,525
           ---------------------------------                        ---------
           STEEL (0.2%):
           ---------------------------------
    5,200  Bing Steel Management,
             2.02%, 5/1/25, (LOC: Michigan
             National Bank)*                                            5,200
           ---------------------------------                        ---------
           URBAN AND COMMUNITY
           DEVELOPMENT (0.2%):
           ---------------------------------
    4,600  Beavercreek Enterprises,
             1.96%, 3/2/20, (LOC: National
             City Bank)*                                                4,600
           ---------------------------------                        ---------
           UTILITIES (0.1%):
           ---------------------------------
    2,100  Texas Disposal Systems,
             1.95%, 5/1/12, (LOC: Bank
             of America)*                                               2,100
           ---------------------------------                        ---------
           Total Demand Notes                                         262,571
           ---------------------------------                        ---------
MUNICIPAL BONDS (12.6%):
    3,740  Alamo Heights, Texas Higher
             Education Facilities Corp., Higher
             Education Revenue,
             1.93%, 4/1/07*                                             3,740
    7,000  Ball State University, 1.85%, 9/1/31*                        7,000
   39,025  Brazos River Authority, Texas,
             Pollution Control Revenue,
             1.88%, 12/1/36*                                           39,025
    2,280  Caledonia, Wisconsin Industrial
             Development Revenue,
             Calendonia Properties L.L.C.,
             2.00%, 5/1/19*                                             2,280
    2,260  Chicago, Illinois, 1.87%, 1/1/19*                            2,260
    4,500  Cleveland-Cuyahoga County ,Ohio
             Port Authority, 1.95%, 6/1/31*                             4,500
   25,000  Connecticut State Housing Financial
             Authority, 1.80%, 11/15/27*                               25,000
   12,000  Dallas County, Iowa, Industrial
             Development Revenue, Sioux City
             Brick & Tile, 1.97%, 9/1/21*                              12,000
    5,000  Eastlake, Ohio, 3.00%, 12/4/02                               5,010
    6,000  Eastlake, Ohio, 3.00%, 12/4/02                               6,001
    2,700  Evanston, Illinois, Maple Street
             Parking Facility, 1.90%, 12/1/21*                          2,700
    7,100  Illinois Educational Facilities
             Authority Revenue, The Art
             Institute of Chicago,
             2.00%, 3/1/34*                                             7,100
   25,075  Indiana Health Facilities Financing
             Authority, Hospital Revenue,
             Community Foundation of
             Northwest Indiana, 1.95%, 8/1/25*                         25,075
    4,885  Michigan Hospital Association
             Financial Corp., 1.92%, 11/1/30*                           4,885



                                  - Continued -

FIFTH THIRD PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JULY 31, 2002
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
-----------------------------------------------------------------------------
PRINCIPAL  SECURITY
   AMOUNT  DESCRIPTION                                                  VALUE
-----------------------------------------------------------------------------
$   3,500  Michigan State Strategic Fund,
             Environmental Research Institute,
             2.05%, 10/1/11*                                        $   3,500
    8,000  New York State Housing Finance
             Agency, 1.88%, 6/1/33*                                     8,000
   37,300  New York State Housing Finance
             Agency Service Contract, Series B,
             1.83%, 3/15/11*                                           37,300
   11,765  Omaha Nebraska Special Obligation,
              1.92%, 2/1/26*                                           11,765
    4,290  Oswego County, New York,
             Industiral Development Agency,
             Facilities Revenue, 2.05%, 6/1/24*                         4,290
    9,275  Park City, Kansas, Industrial
             Revenue, 1.85%, 9/15/16*                                   9,275
    9,680  Roman Catholic Diocese, Raleigh,
             North Carolina, Series A,
             1.95%, 4/1/15*                                             9,680
   24,530  Sacramento County, California,
             1.87%, 7/1/22*                                            24,530
    8,000  San Jose, California, Redevelopment
             Agency, 1.95%, 8/1/29*                                     8,000
    8,600  South Snohomish County,
             Washington, 1.93%, 8/12/02                                 8,600
    4,190  Washington State Housing Finance,
             1.90%, 8/1/26*                                             4,190
           ---------------------------------                        ---------
           Total Municipal Bonds                                      275,706
           ---------------------------------                        ---------
U.S. GOVERNMENT AGENCIES (4.8%):
           FANNIE MAE (1.0%):
           ---------------------------------
    6,998  5.75%, 4/15/03                                               7,159
   15,000  2.57%, 5/21/03                                              15,000
           ---------------------------------                        ---------
           Total                                                       22,159
           ---------------------------------                        ---------
           FEDERAL HOME LOAN BANK (1.8%):
           ---------------------------------
   20,000  6.25%, 11/15/02                                             20,230
   14,000  5.40%, 1/15/03                                              14,188
    5,000  2.67%, 6/13/03                                               5,004
           ---------------------------------                        ---------
           Total                                                       39,422
           ---------------------------------                        ---------
           FREDDIE MAC (2.0%):
           ---------------------------------
   11,820  6.63%, 8/15/02                                              11,840
   16,265  6.25%, 10/15/02                                             16,409
   15,000  2.30%, 11/27/02                                             15,002
           ---------------------------------                        ---------
           Total                                                       43,251
           ---------------------------------                        ---------
           Total U.S. Government Agencies                             104,832
           ---------------------------------                        ---------
REPURCHASE AGREEMENTS (5.0%):
  109,011  UBS Warburg, 1.84%, 8/1/02
             (collateralized by various
             U.S. Government Agency
             securities)                                           $  109,011
           ---------------------------------                        ---------
           Total Repurchase Agreements                                109,011
           ---------------------------------                        ---------


-----------------------------------------------------------------------------
           SECURITY
   SHARES  DESCRIPTION                                                  VALUE
-----------------------------------------------------------------------------
CASH EQUIVALENTS (8.9%):

102,914,431  AIM Funds Liquid Assets Portfolio -
             Institutional Class                                   $  102,914
91,592,902 Goldman Sachs Financial Square
             Prime Obligations Fund                                    91,593
           ---------------------------------                       ----------
           Total Cash Equivalents                                     194,507
           ---------------------------------                       ----------
           TOTAL INVESTMENTS
           (COST $2,170,435) (a) - 99.5%                            2,170,435
           ---------------------------------                       ----------
           OTHER ASSETS IN EXCESS OF
           LIABILITIES - 0.5%                                          11,280
           ---------------------------------                       ----------
           NET ASSETS - 100.0%                                     $2,181,715
           ---------------------------------                       ----------


(a)  Also represents cost for federal income tax purposes.

* Variable rate security. Rate presented represents rate in effect at July 31, 2002. Maturity date reflects actual maturity date.

**   Effective yield at purchase.

LOC - Letter of Credit

MTN - Medium Term Note

       (See Notes which are an integral part of the Financial Statements)

                                   FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
                                             SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                 JULY 31, 2002
                                                        (AMOUNTS IN THOUSANDS)

-----------------------------------------------------------------------------
PRINCIPAL  SECURITY
   AMOUNT  DESCRIPTION                                                  VALUE
-----------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (5.0%):
$   4,000  Bayerische Landesbank Yankee CD,
             4.09%, 8/2/02                                            $ 4,000
    1,000  Canadian Imperial Bank,
             2.39%, 11/20/02                                            1,000
    1,000  Dexia Bank Yankee CD,
             3.57%, 8/27/02                                             1,001
      500  National City Bank, 1.76%, 9/24/02                             500
    3,000  West Deutsche Landesbank,
             2.00%, 12/10/02                                            3,001
           ---------------------------------                         --------
           Total Certificates of Deposit                                9,502
           ---------------------------------                         --------
COMMERCIAL PAPER (19.8%):
           BANKS (8.0%):
           ---------------------------------
    2,500  ABN AMRO, 1.85%, 8/8/02**                                    2,499
    2,000  Banque Nationale de Paris,
             1.92%, 11/21/02**                                          1,988
    2,740  Dresdner US Financial,
             1.81%, 8/14/02**                                           2,738
    2,000  Dresdner US Financial,
             1.82%, 8/19/02**                                           1,998
    3,000  Northern Trust Corp.,
             1.78%, 9/9/02**                                            2,995
    2,000  Northern Trust Corp.,
             1.81%, 10/21/02**                                          1,992
    1,000  West Deutsche Landesbank,
             2.14%, 10/11/02**                                            996
           ---------------------------------                         --------
           Total                                                       15,206
           ---------------------------------                         --------
           ENERGY (2.1%):
           ---------------------------------
    2,000  Chevron Corp., 1.82%, 10/8/02**                              1,993
    2,000  Shell Oil Co., 1.85%, 8/12/02**                              1,999
           ---------------------------------                         --------
           Total                                                        3,992
           ---------------------------------                         --------
           FINANCIAL (9.1%):
           ---------------------------------
    3,000  American International Group, Inc.,
             1.76%, 10/3/02**                                           2,990
    2,000  Barclays U.S. Funding Corp.,
             1.81%, 8/16/02**                                           1,999
    1,000  General Electric Capital Corp.,
             2.12%, 8/8/02**                                            1,000
    1,000  General Electric Capital Corp.,
             2.00%, 10/7/02**                                             996
    2,000  Goldman Sachs Group,
             1.76%, 10/24/02**                                          1,992
    4,000  Toyota Motor Credit Corp.,
             1.74%, 9/5/02**                                            3,992
    2,800  UBS Financial, Inc., 2.17%, 8/21/02**                        2,797
      840  UBS Financial, Inc., 1.81%, 8/28/02**                          839
      500  UBS Financial, Inc., 1.81%, 9/23/02**                          499
           ---------------------------------                         --------
           Total                                                       17,104
           ---------------------------------                         --------
           PRINTING & PUBLISHING (0.6%):
           ---------------------------------
    1,200  McGraw-Hill Companies, Inc.,
             2.20%, 9/24/02**                                           1,196
           ---------------------------------                         --------
           Total Commercial Paper                                      37,498
           ---------------------------------                         --------



-----------------------------------------------------------------------------
PRINCIPAL  SECURITY
   AMOUNT  DESCRIPTION                                                  VALUE
-----------------------------------------------------------------------------
CORPORATE NOTES (20.8%):
           BANKS (2.9%):
           ---------------------------------
$     530  Nationsbank Corp., 7.00%, 5/15/03                           $  550
    1,100  Star Banc Corp., 6.15%, 10/8/02                              1,108
    1,470  Wells Fargo Co., 6.50%, 9/3/02                               1,475
    1,510  Wells Fargo Co., 6.25%, 11/1/02                              1,525
      900  Wells Fargo Co., 4.25%, 8/15/03                                919
           ---------------------------------                         --------
           Total                                                        5,577
           ---------------------------------                         --------
           BEVERAGES (2.0%):
           ---------------------------------
      450  Coca Cola Co., 6.63%, 10/1/02                                  453
      525  Coca Cola Co., 6.00%, 7/15/03                                  544
    2,773  Pepsico, Inc., 5.75%, 1/2/03                                 2,814
           ---------------------------------                         --------
           Total                                                        3,811
           ---------------------------------                         --------
           BROKERAGE SERVICES (3.2%):
           ---------------------------------
    1,000  Merrill Lynch & Co., 5.75%, 11/4/02                          1,009
    1,000  Merrill Lynch & Co., 5.64%, 1/27/03                          1,015
    2,092  Merrill Lynch & Co., 6.00%, 2/12/03                          2,130
      500  Merrill Lynch & Co., 4.93%, 4/25/03                            509
    1,300  Salomon Smith Barney Holdings,
             6.50%, 10/15/02                                            1,311
           ---------------------------------                         --------
           Total                                                        5,974
           ---------------------------------                         --------
           CONSUMER PRODUCTS (2.0%):
           ---------------------------------
    1,000  E. I. Dupont de Nemours & Co.,
             6.75%, 10/15/02                                            1,010
    2,640  Procter & Gamble Co.,
             6.00%, 3/19/03                                             2,689
           ---------------------------------                         --------
           Total                                                        3,699
           ---------------------------------                         --------
           ENERGY (0.5%):
           ---------------------------------
    1,005  Shell Oil Co., 6.70%, 8/15/02                                1,007
           ---------------------------------                         --------
           FINANCIAL (6.7%):
           ---------------------------------
    2,191  Associates Corp., NA,
             6.00%, 4/15/03                                             2,237
    3,030  General Electric Capital Corp.,
             6.65%, 9/3/02                                              3,043
    1,800  General Electric Capital Corp.,
             6.52%, 10/8/02                                             1,814
      605  General Electric Capital Corp.,
             7.00%, 2/3/03                                                618
    2,000  Mellon Funding Corp.,
             2.32%, 9/16/02                                             2,001
    1,500  Norwest Financial, Inc.,
             7.00%, 1/15/03                                             1,531
    1,000  Toyota Motor Credit Corp.,
             7.00%, 8/5/02                                              1,001
      500  Toyota Motor Credit Corp.,
             6.93%, 9/5/02                                                502
           ---------------------------------                         --------
           Total                                                       12,747
           ---------------------------------                         --------
           OIL COMPANY - EXPLORATION
           & PRODUCTION (0.8%):
           ---------------------------------
    1,450  Atlantic Richfield, 5.55%, 4/15/03                           1,476
           ---------------------------------                         --------


                                  - Continued -

FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JULY 31, 2002
(AMOUNTS IN THOUSANDS)

-----------------------------------------------------------------------------
PRINCIPAL  SECURITY
   AMOUNT  DESCRIPTION                                                  VALUE
-----------------------------------------------------------------------------
           RETAIL (1.7%):
           ---------------------------------
$   3,222  Wal-Mart Stores, Inc., 6.88%, 8/1/02                       $ 3,222
           ---------------------------------                         --------
           TELECOMMUNICATIONS (0.4%):
           ---------------------------------
      650  BellSouth Corp., 6.25%, 5/15/03                                668
           ---------------------------------                         --------
           UTILITIES (0.6%):
           ---------------------------------
    1,190  Georgia Power Co., 5.75%, 1/31/03                            1,209
           ---------------------------------                         --------
           Total Corporate Notes                                       39,390
           ---------------------------------                         --------
DEMAND NOTES (6.0%):
           FINANCIAL (3.5%):
           ---------------------------------
    6,725  Second & Main, Ltd., 1.95%, 8/1/11,
             (LOC: National City Bank)*                                 6,725
           ---------------------------------                         --------
           REAL ESTATE (2.5%):
           ---------------------------------
    1,150  Jefferson Land Development,
             1.96%, 10/1/16, (LOC: National
             City Bank)*                                                1,150
    2,100  MBE Investment Co., L.L.C.,
             2.05%, 2/1/51, (LOC:
             Comerica Bank)*                                            2,100
    1,410  MCMC POB III-Mt. Carmel
             Partnership Project, 1.96%, 8/1/14,
             (LOC: National City Bank)*                                 1,410
           ---------------------------------                         --------
           Total                                                        4,660
           ---------------------------------                         --------
           Total Demand Notes                                          11,385
           ---------------------------------                         --------
MUNICIPAL BONDS (28.7%):
    2,710  ABAG Financial Authority for
             Nonprofit Corps., California,
             Multifamily Revenue,
             2.00%, 9/15/32*                                            2,710
    2,700  Allegheny County, Pennsylvania,
             Industrial Development Authority
             Revenue, 1.95%, 5/1/15*                                    2,700
    5,625  Bardstown, Kentucky, Industrial
             Revenue, 2.00%, 6/1/24*                                    5,625
    1,935  Berks County, Pennsylvania,
             Industrial Development Authority
             Revenue, 1.97%, 7/1/16*                                    1,935
    5,700  Boone County, Kentucky, Industrial
             Buliding Revenue, 2.15%, 6/1/23*                           5,700
    3,145  California State Community
             Development Authority,
             1.90%, 5/15/35*                                            3,145
    2,500  Eastlake, Ohio, 3.00%, 12/4/02                               2,505
    1,500  Eastlake, Ohio, 3.00%, 12/4/02                               1,500
      500  Harris County, Texas, 2.33%, 7/15/03                           500
    2,775  Hornell, New York, Industrial
             Development Agency, Alstom
             Transportation, Inc.,
             2.05%, 11/1/21*                                            2,775
    1,770  Indianapolis, Indiana, Economic
             Development Revenue, General
             L.L.C., 2.05%, 6/1/12*                                     1,770



-----------------------------------------------------------------------------
PRINCIPAL  SECURITY
   AMOUNT  DESCRIPTION                                                  VALUE
-----------------------------------------------------------------------------
$     625  Marquette County, Michigan,
             Economic Development Corp.,
             Limited Obligation Revenue,
             Pioneer Laboratories, Series B,
             2.02%, 6/1/07*                                            $  625
    1,300  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Carpenter Enterprises,
             1.95%, 10/1/05*                                            1,300
    1,050  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Phipps Emmett Associates L.L.C.,
             2.02%, 11/1/23*                                            1,050
    1,650  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Waterland Battle Creek Property,
             Series B, 2.02%, 6/1/25*                                   1,650
    1,225  Neenah, Wisconsin, Industrial
             Development Revenue, Galloway
             Co., 2.00%, 5/1/19*                                        1,225
    2,000  Olathe, Kansas, Industrial Revenue,
             Garmin International, Inc.,
             1.95%, 3/1/20*                                             2,000
    1,300  Philadelphia, Pennsylvania,
             Developmental Revenue,
             2.91%, 4/15/03                                             1,300
    2,250  Sacramento, California, Housing
             Authority, 2.00%, 7/15/35*                                 2,250
    3,655  St. Paul, Minnesota, Port Authority
             District, 1.95%, 3/1/22*                                   3,655
    7,400  Ward County, North Dakota, Health
             Care Facilities Revenue,
             1.85%, 7/1/31*                                             7,401
    1,070  Washington State Housing Financial
             Community, 1.95%, 12/1/29*                                 1,070
           ---------------------------------                         --------
           Total Municipal Bonds                                       54,391
           ---------------------------------                         --------
U.S. GOVERNMENT AGENCIES (7.2%):
           FANNIE MAE (2.1%):
           ---------------------------------
    1,268  1.79%, 8/30/02**                                             1,265
      750  6.00%, 11/4/02                                                 758
      900  6.25%, 11/15/02                                                911
      700  2.31%, 12/27/02                                                701
      300  6.80%, 1/10/03                                                 306
           ---------------------------------                         --------
           Total                                                        3,941
           ---------------------------------                         --------
           FEDERAL FARM CREDIT BANK (0.5%):
           ---------------------------------
      450  2.30%, 8/27/02**                                               449
      500  5.30%, 2/24/03                                                 508
           ---------------------------------                         --------
           Total                                                          957
           ---------------------------------                         --------
           FEDERAL HOME LOAN BANK (3.0%):
           ---------------------------------
    2,690  6.00%, 8/15/02                                               2,693
      500  5.53%, 9/11/02                                                 502
      250  6.25%, 11/15/02                                                253
      750  6.17%, 11/20/02                                                759


                                  - Continued -

                                  FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
                                SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                JULY 31, 2002
                                  (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)

-----------------------------------------------------------------------------
PRINCIPAL  SECURITY
   AMOUNT  DESCRIPTION                                                  VALUE
-----------------------------------------------------------------------------
           FEDERAL HOME LOAN BANK
           (CONTINUED)
           ---------------------------------
$     300  5.40%, 1/15/03                                              $  304
      250  5.50%, 1/21/03                                                 254
      500  5.00%, 2/28/03                                                 507
      300  6.03%, 3/19/03                                                 306
           ---------------------------------                         --------
           Total                                                        5,578
           ---------------------------------                         --------
           FREDDIE MAC (1.6%):
           ---------------------------------
      200  2.45%, 1/16/03                                                 200
    1,550  6.22%, 3/24/03                                               1,590
    1,250  5.75%, 7/15/03                                               1,295
           ---------------------------------                         --------
           Total                                                        3,085
           ---------------------------------                         --------
           Total U.S. Government Agencies                              13,561
           ---------------------------------                         --------
REPURCHASE AGREEMENTS (8.2%):
   15,566  UBS Warburg, 1.84%, 8/1/02
             (collateralized by various
             U.S. Government Agency
             securities)                                               15,566
           ---------------------------------                         --------
           Total Repurchase Agreements                                 15,566
           ---------------------------------                         --------

-----------------------------------------------------------------------------
           SECURITY
   SHARES  DESCRIPTION                                                  VALUE
-----------------------------------------------------------------------------
CASH EQUIVALENTS (4.7%):
8,962,445  AIM Funds Liquid Assets Portfolio -
             Institutional Class                                      $ 8,962
           ---------------------------------                         --------
           Total Cash Equivalents                                       8,962
           ---------------------------------                         --------
           TOTAL INVESTMENTS
           (COST $190,255) (a) - 100.4%                               190,255
           ---------------------------------                         --------
           LIABILITIES IN EXCESS OF
           OTHER ASSETS - (0.4)%                                        (725)
           ---------------------------------                         --------
           NET ASSETS - 100.0%                                       $189,530
           ---------------------------------                         --------


(a)  Also represents cost for federal income tax purposes.

* Variable rate security. Rate presented represents rate in effect at July 31, 2002. Maturity date reflects actual maturity date.

**   Effective yield at purchase.

LOC - Letter of Credit

       (See Notes which are an integral part of the Financial Statements)

FIFTH THIRD INSTITUTIONAL GOVERNMENT
MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2002
(AMOUNTS IN THOUSANDS)

-----------------------------------------------------------------------------
PRINCIPAL  SECURITY
   AMOUNT  DESCRIPTION                                                  VALUE
-----------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (78.9%):
           FANNIE MAE (27.1%):
           ---------------------------------
$   5,000  6.15%, 8/5/02                                              $ 5,002
    3,206  1.94%, 8/9/02**                                              3,205
    8,175  6.75%, 8/15/02                                               8,189
   10,000  1.78%, 8/21/02**                                             9,990
   10,000  1.67%, 9/27/02*                                              9,998
   10,000  1.78%, 10/9/02**                                             9,965
    5,000  1.75%, 10/15/02**                                            4,976
    7,875  6.38%, 10/15/02                                              7,946
    4,143  6.08%, 10/23/02                                              4,180
    6,000  1.74%, 11/13/02**                                            5,970
   13,789  6.25%, 11/15/02                                             13,959
   10,000  1.72%, 12/5/02*                                              9,999
    4,000  1.90%, 12/13/02**                                            3,972
    3,850  6.80%, 1/10/03                                               3,929
    9,066  5.25%, 1/15/03                                               9,198
    4,959  1.85%, 4/4/03**                                              4,898
           ---------------------------------                         --------
           Total                                                      115,376
           ---------------------------------                         --------
           FEDERAL FARM CREDIT BANK (6.7%):
           ---------------------------------
    5,000  1.83%, 8/1/02                                                5,000
    5,000  1.72%, 8/6/02**                                              4,999
    3,500  1.88%, 9/3/02                                                3,499
    1,805  3.45%, 9/4/02                                                1,807
    8,185  2.25%, 11/1/02                                               8,186
    5,000  2.04%, 12/6/02**                                             4,965
           ---------------------------------                         --------
           Total                                                       28,456
           ---------------------------------                         --------
           FEDERAL HOME LOAN BANK (22.9%):
           ---------------------------------
   10,000  1.70%, 8/9/02*                                              10,000
   10,570  6.00%, 8/15/02                                              10,585
   10,000  1.72%, 8/28/02**                                             9,987
    5,000  1.75%, 9/9/02                                                4,991
    1,565  1.89%, 11/1/02**                                             1,557
    4,000  1.92%, 11/1/02**                                             3,981
    5,000  1.90%, 11/6/02**                                             4,975
    2,950  2.13%, 11/6/02                                               2,950
    3,450  6.38%, 11/15/02                                              3,491
    5,000  1.76%, 12/11/02**                                            4,968
    4,000  5.13%, 1/13/03                                               4,051
    5,000  5.50%, 1/21/03                                               5,078
    5,000  5.00%, 2/14/03                                               5,077
    3,795  2.25%, 2/21/03                                               3,794
    6,870  5.00%, 2/28/03                                               6,983
   12,000  2.03%, 3/4/03*                                              12,017
    3,000  1.83%, 7/21/03**                                             2,947
           ---------------------------------                         --------
           Total                                                       97,432
           ---------------------------------                         --------

-----------------------------------------------------------------------------
PRINCIPAL  SECURITY
   AMOUNT  DESCRIPTION                                                  VALUE
-----------------------------------------------------------------------------
           FREDDIE MAC (16.3%):
           ---------------------------------
$  10,000  1.74%, 8/1/02**                                           $ 10,000
    5,000  1.88%, 8/2/02**                                              5,000
    5,000  1.91%, 8/12/02**                                             4,997
    4,562  1.96%, 8/15/02**                                             4,559
   10,000  1.70%, 9/3/02**                                              9,984
   10,000  1.78%, 9/12/02**                                             9,980
    5,000  1.70%, 10/3/02**                                             4,985
    3,263  1.72%, 10/3/02**                                             3,253
    4,000  1.79%, 11/7/02**                                             3,981
    4,665  1.77%, 12/4/02**                                             4,637
    3,500  2.45%, 1/16/03                                               3,503
    2,360  4.75%, 3/15/03                                               2,401
    2,000  6.20%, 4/15/03                                               2,060
           ---------------------------------                         --------
           Total                                                       69,340
           ---------------------------------                         --------
           STUDENT LOAN MARKETING
           ASSOCIATION (5.9%):
           ---------------------------------
   10,000  1.75%, 9/19/02*                                             10,000
   15,000  1.76%, 12/19/02*                                            15,000
           ---------------------------------                         --------
           Total                                                       25,000
           ---------------------------------                         --------
           Total U.S. Government Agencies                             335,604
           ---------------------------------                         --------
REPURCHASE AGREEMENTS (20.8%):
   88,242  UBS Warburg, 1.84%, 8/1/02
             (collateralized by various
             U.S. Government Agency
             securities)                                               88,242
           ---------------------------------                         --------
           Total Repurchase Agreements                                 88,242
           ---------------------------------                         --------
           TOTAL INVESTMENTS
           (COST $423,846) (a) - 99.7%                                423,846
           ---------------------------------                         --------
           OTHER ASSETS IN EXCESS OF
           LIABILITIES - 0.3%                                           1,246
           ---------------------------------                         --------
           NET ASSETS - 100.0%                                       $425,092
           ---------------------------------                         --------


(a)  Also represents cost for federal income tax purposes.

* Variable rate security. Rate presented represents rate in effect at July 31, 2002. Maturity date reflects next rate change date.

**   Effective yield at purchase.

       (See Notes which are an integral part of the Financial Statements)

                                     FIFTH THIRD GOVERNMENT MONEY MARKET FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                JULY 31, 2002
                                  (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)

-----------------------------------------------------------------------------
PRINCIPAL  SECURITY
   AMOUNT  DESCRIPTION                                                  VALUE
-----------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (96.6%):
           FEDERAL FARM CREDIT BANK (13.2%):
           ---------------------------------
$   5,000  1.83%, 8/1/02                                              $ 5,000
    4,854  1.67%, 8/20/02**                                             4,850
    8,000  1.88%, 9/3/02                                                7,998
    7,800  6.75%, 9/3/02                                                7,830
    2,875  1.71%, 10/28/02**                                            2,863
    4,750  2.30%, 12/3/02                                               4,749
    5,000  2.04%, 12/6/02**                                             4,964
      721  2.22%, 12/6/02**                                               716
    3,000  6.75%, 1/13/03                                               3,065
   20,000  1.75%, 2/3/03*                                              20,001
    6,380  5.00%, 2/3/03                                                6,459
    1,535  2.50%, 6/13/03                                               1,535
    2,500  5.76%, 7/7/03                                                2,586
           ---------------------------------                         --------
           Total                                                       72,616
           ---------------------------------                         --------
           FEDERAL HOME LOAN BANK (54.3%):
           ---------------------------------
    5,685  1.69%, 8/2/02**                                              5,685
    2,210  1.88%, 8/5/02**                                              2,209
    5,000  2.00%, 8/5/02**                                              4,999
    6,650  1.72%, 8/6/02**                                              6,648
    4,675  3.50%, 8/6/02                                                4,675
    4,182  1.67%, 8/7/02**                                              4,181
   10,000  1.70%, 8/9/02*                                              10,000
    8,000  1.72%, 8/9/02**                                              7,997
    7,051  1.75%, 8/9/02**                                              7,048
    5,901  1.95%, 8/12/02**                                             5,898
    9,400  1.67%, 8/14/02**                                             9,394
   16,260  6.00%, 8/15/02                                              16,284
    2,320  3.50%, 8/16/02                                               2,321
   10,000  1.73%, 8/21/02**                                             9,990
   10,000  1.72%, 8/23/02**                                             9,989
   10,000  1.72%, 8/28/02**                                             9,987
    7,879  1.72%, 8/30/02**                                             7,868
    7,000  1.75%, 9/4/02**                                              6,988
    3,000  1.72%, 9/11/02**                                             2,994
    2,165  1.71%, 9/13/02**                                             2,161
   15,000  1.73%, 9/18/02**                                            14,966
    5,000  1.72%, 9/25/02**                                             4,987
    5,000  2.44%, 10/3/02**                                             4,979
    1,400  1.71%, 10/23/02**                                            1,367
    7,749  1.72%, 10/23/02**                                            7,746
    6,000  1.74%, 10/25/02**                                            5,975
    5,250  1.91%, 11/1/02**                                             5,224
    5,000  1.92%, 11/1/02**                                             4,976
    5,000  1.90%, 11/6/02**                                             4,975
    5,210  6.25%, 11/15/02                                              5,270



-----------------------------------------------------------------------------
SHARES OR
PRINCIPAL  SECURITY
   AMOUNT  DESCRIPTION                                                  VALUE
-----------------------------------------------------------------------------
           FEDERAL HOME LOAN BANK (CONTINUED)
           ---------------------------------
$  13,265  6.38%, 11/15/02                                           $ 13,433
    1,800  1.94%, 11/19/02**                                            1,789
    5,205  6.03%, 11/21/02                                              5,263
    4,000  1.89%, 11/22/02**                                            3,976
    5,000  1.90%, 11/22/02**                                            4,971
    4,000  1.89%, 12/4/02**                                             3,974
    4,060  1.76%, 12/20/02**                                            4,032
    6,105  5.13%, 1/13/03                                               6,176
    2,110  5.59%, 1/13/03                                               2,145
    5,000  5.50%, 1/21/03                                               5,078
    1,000  5.42%, 1/22/03                                               1,016
    1,500  5.61%, 1/23/03                                               1,523
    7,250  5.00%, 2/14/03                                               7,368
   12,635  5.00%, 2/28/03                                              12,852
   11,500  2.03%, 3/4/03*                                              11,516
    5,000  1.99%, 4/21/03**                                             4,928
    3,100  4.50%, 4/25/03                                               3,146
    2,050  2.60%, 6/27/03                                               2,050
    5,000  1.83%, 7/21/03**                                             4,912
           ---------------------------------                         --------
           Total                                                      297,929
           ---------------------------------                         --------
           STUDENT LOAN MARKETING
           ASSOCIATION (29.1%):
           ---------------------------------
   10,000  1.75%, 9/19/02*                                             10,000
   10,000  2.23%, 10/18/02*                                            10,010
   15,000  1.76%, 12/19/02*                                            15,000
  125,000  1.71%, 11/11/11*                                           124,999
           ---------------------------------                         --------
           Total                                                      160,009
           ---------------------------------                         --------
           Total U.S. Government Agencies                             530,554
           ---------------------------------                         --------
CASH EQUIVALENTS (3.1%):
16,935,505 Goldman Sachs Financial Square
             Federal Fund                                              16,936
           ---------------------------------                         --------
           Total Cash Equivalents                                      16,936
           ---------------------------------                         --------
           TOTAL INVESTMENTS
           (COST $547,490) (a) - 99.7%                                547,490
           ---------------------------------                         --------
           OTHER ASSETS IN EXCESS OF
           LIABILITIES - 0.3%                                           1,631
           ---------------------------------                         --------
           NET ASSETS - 100.0%                                       $549,121
           ---------------------------------                         --------


(a)  Also represents cost for federal income tax purposes.

* Variable rate security. Rate present represents rate in effect at July 31, 2002. Maturity date reflects actual maturity date.

**   Effective yield at purchase.

       (See Notes which are an integral part of the Financial Statements)

FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2002
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)

-----------------------------------------------------------------------------
PRINCIPAL  SECURITY
   AMOUNT  DESCRIPTION                                                  VALUE
-----------------------------------------------------------------------------
U.S. TREASURY NOTES (15.5%):
$  30,000  6.38%, 8/15/02                                          $   30,042
   20,000  5.88%, 9/30/02                                              20,125
   30,000  5.75%, 10/31/02                                             30,265
   25,000  5.13%, 12/31/02                                             25,311
   20,000  4.75%, 1/31/03                                              20,257
   10,000  4.63%, 2/28/03                                              10,159
   20,000  5.50%, 2/28/03                                              20,371
   10,000  5.50%, 3/31/03                                              10,239
   10,000  4.00%, 4/30/03                                              10,155
           ---------------------------------                        ---------
           Total U.S. Treasury Notes                                  176,924
           ---------------------------------                        ---------
U.S. TREASURY BILLS (20.9%):
   20,000  1.86%, 8/1/02**                                             20,000
   10,000  1.73%, 8/8/02**                                              9,996
   20,000  1.81%, 8/8/02**                                             19,994
   30,000  1.68%, 8/15/02**                                            29,979
   20,000  1.86%, 8/22/02**                                            19,979
   10,000  2.05%, 9/12/02**                                             9,977
   10,000  2.06%, 9/12/02**                                             9,977
   20,000  1.77%, 9/19/02**                                            19,952
   10,000  1.82%, 10/3/02**                                             9,967
   10,000  1.96%, 10/3/02**                                             9,967
   10,000  1.84%, 11/7/02**                                             9,950
   10,000  1.86%, 11/7/02**                                             9,950
   20,000  1.87%, 11/29/02**                                           19,877
   10,000  1.87%, 12/12/02**                                            9,931
   20,000  1.69%, 1/16/03**                                            19,843
   10,000  1.70%, 1/16/03**                                             9,921
           ---------------------------------                        ---------
           Total U.S. Treasury Bills                                  239,260
           ---------------------------------                        ---------


-----------------------------------------------------------------------------
SHARES OR
PRINCIPAL  SECURITY
   AMOUNT  DESCRIPTION                                                  VALUE
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS* (61.6%):
$  50,000  ABN AMRO, 1.79%, 8/1/02                                 $   50,000
  110,000  Barclays Capital, 1.79%, 8/1/02                            110,000
   50,000  Bear Stearns, 1.79%, 8/1/02                                 50,000
  150,000  CS First Boston, 1.79%, 8/1/02                             150,000
   80,000  Deutsche Bank, 1.80%, 8/1/02                                80,000
   50,000  Nesbitt Burns, 1.79%, 8/1/02                                50,000
  100,000  SG Cowen, 1.79%, 8/1/02                                    100,000
  113,613  UBS Warburg, 1.80%, 8/1/02                                 113,613
           ---------------------------------                        ---------
           Total Repurchase Agreements                                703,613
           ---------------------------------                        ---------
CASH EQUIVALENTS (1.9%):
22,278,458 AIM Treasury Money Market Fund                              22,278
           ---------------------------------                        ---------
           Total Cash Equivalents                                      22,278
           ---------------------------------                        ---------
           TOTAL INVESTMENTS
           (COST $1,142,075) (A) - 99.9%                            1,142,075
           ---------------------------------                        ---------
           OTHER ASSETS IN EXCESS OF
           LIABILITIES - 0.1%                                           1,277
           ---------------------------------                        ---------
           NET ASSETS - 100.0%                                     $1,143,352
           ---------------------------------                       ----------


(a)  Also represents cost for federal income tax purposes.

*    Collateralized by various U.S. Treasury securities.

**   Effective yield at purchase.

       (See Notes which are an integral part of the Financial Statements)

                                               FIFTH THIRD MICHIGAN MUNICIPAL
                                                            MONEY MARKET FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                JULY 31, 2002
                                                       (AMOUNTS IN THOUSANDS)

-----------------------------------------------------------------------------
PRINCIPAL  SECURITY
   AMOUNT  DESCRIPTION                                                  VALUE
-----------------------------------------------------------------------------
COMMERCIAL PAPER (5.7%):
$  11,000  State Building Authority, Series 3,
             1.35%, 8/22/02                                          $ 11,000
    2,660  University of Michigan,
             1.25%, 8/5/02                                              2,660
    3,035  University of Michigan,
             1.20%, 8/19/02                                             3,035
           ---------------------------------                         --------
           Total Commercial Paper                                      16,695
           ---------------------------------                         --------
MUNICIPAL BONDS (87.3%):
           GENERAL OBLIGATIONS (7.5%):
           ---------------------------------
    1,700  Clintondale Community Schools,
             4.65%, 5/1/03                                              1,729
    1,000  Detroit City School District,
             4.80%, 5/1/03                                              1,021
    7,530  Detroit Economic Development
             Corp., 1.45%, 5/1/09*                                      7,530
    1,130  Detroit, Series A, 3.00%, 4/1/03                             1,141
    2,550  Forest Hills Public Schools,
             5.25%, 5/1/03                                              2,611
      740  Grand Haven Area Public Schools,
             5.45%, 5/1/04                                                774
      875  Grand Traverse County Water
             Treatment Plant, 2.75%, 5/1/03                               883
      430  Livingston County, 3.00%, 7/1/03                               435
    1,200  Michigan State Housing
             Development Authority, Pine Ridge,
             1.30%, 10/1/07*                                            1,200
    2,220  Okemos Public School District,
             2.00%, 5/1/03                                              2,221
    1,025  Washtenaw Community College,
             4.70%, 4/1/03                                              1,042
      700  Wayne-Westland Community
             Schools, 3.00%, 5/1/03                                       706
      275  West Ottawa Public School District,
             Series A, 3.00%, 5/1/03                                      278
      500  Woodhaven Brownstown School
             District, 3.00%, 5/1/03                                      504
           ---------------------------------                         --------
           Total                                                       22,075
           ---------------------------------                         --------
           REVENUE BONDS (79.8%):
           ---------------------------------
      955  Clinton Township Economic
             Development Corp., Pointe Village
             Square, (AMT), 1.90%, 2/1/14*                                955
    1,000  Detroit Water Supply System,
             Series C, Series 01-C,
             1.25%, 7/1/29*                                             1,000
    7,405  Detroit Waterfront Reclamation,
             Series C, 1.60%, 5/1/09*                                   7,405
      285  Farmington Hills Economic
             Development Corp., Brookfield
             Building Association,
             1.55%, 11/1/10*                                              285


-----------------------------------------------------------------------------
PRINCIPAL  SECURITY
   AMOUNT  DESCRIPTION                                                  VALUE
-----------------------------------------------------------------------------
           REVENUE BONDS (CONTINUED)
           ---------------------------------
$   1,150  Farmington Hills Economic
             Development Corp., Marketing
             Displays, (AMT), 1.90%, 9/1/08                           $ 1,150
    1,100  Genesee County Economic
             Development Corp., Atlas
             Technologies, Inc., (AMT),
             1.65%, 12/1/21*                                            1,100
    2,695  Genesee County Economic
             Development Corp., Rawcar Group,
             (AMT), 1.70%, 5/1/20*                                      2,695
      980  Grand Rapids & Kent County
             Building Authority, Devos Place
             Project, 3.00%, 12/1/02                                      983
      500  Grand Rapids Water Supply System,
             5.00%, 1/1/03                                                507
    5,000  Grand Valley State University
             Revenue, Series B, 1.45%, 6/1/27*                          5,000
    1,250  Greater Detroit Resource Recovery
             Authority, Series B, 5.00%, 12/13/02                       1,265
    3,000  Jackson County Economic
             Development Corp., 1.50%, 11/1/31*                         3,000
    1,855  Lansing Community College,
             3.00%, 5/1/03                                              1,867
      665  Lansing Economic Development
             Corp., LGH Office Building, (AMT),
             2.37%, 2/15/07*                                              665
    1,215  Leelanau County Economic
             Development Corp., American
             Mutual Insurance Co.,
             2.10%, 12/15/02                                            1,215
    2,465  Lenawee County Economic
             Development Corp., Rima
             Manufacturing Co. Project, (AMT),
             1.60%, 8/1/06*                                             2,465
    1,070  Mancelona Area Water Supply
             System, 1.55%, 4/1/21*                                     1,070
    1,100  Marquette County Economic
             Development Corp., Pioneer Labs,
             Inc., Series A, (AMT), 1.69%, 6/1/12*                      1,100
      585  Michigan Higher Education Facilities
             Authority, Kalamazoo College,
             5.25%, 12/1/02                                               592
    2,000  Michigan Municipal Bond Authority,
             3.00%, 7/2/03                                              2,025
      750  Michigan Public Power Agency, Belle
             River Project, Series A,
             5.70%, 1/1/03                                                762
    1,745  Michigan State Building Authority
             Revenue, State Police
             Communications, 4.50%, 10/1/02                             1,753



                                  - Continued -

FIFTH THIRD MICHIGAN MUNICIPAL
MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JULY 31, 2002
(AMOUNTS IN THOUSANDS)

-----------------------------------------------------------------------------
PRINCIPAL  SECURITY
   AMOUNT  DESCRIPTION                                                  VALUE
-----------------------------------------------------------------------------
           REVENUE BONDS (CONTINUED)
           ---------------------------------
$   2,000  Michigan State Building Authority,
             Series I, 6.00%, 10/1/02                                 $ 2,015
    1,900  Michigan State Hospital Finance
             Authority, Mt. Clemens General
             Hospital, 1.50%, 3/1/15*                                   1,900
      415  Michigan State Hospital Financial
             Authority, 4.00%, 11/15/02                                   417
    1,000  Michigan State Hospital Financial
             Authority, Chelsea Community
             Hospital, 1.50%, 5/15/31*                                  1,000
      765  Michigan State Housing
             Development Authority,
             3.45%, 12/1/02                                               770
      780  Michigan State Housing
             Development Authority,
             3.70%, 6/1/03                                                785
    2,000  Michigan State Housing Development
             Authority, Hunt Club Apartments,
             1.55%, 7/15/35*                                            2,000
    2,020  Michigan State Housing Development
             Authority, Rental Housing, Series B,
             1.25%, 4/1/19*                                             2,020
    3,310  Michigan State Housing Development
             Authority, River Place Apartments,
             1.39%, 6/1/18*                                             3,310
    3,500  Michigan State Housing Development
             Authority, Series A, 1.50%, 4/1/37*                        3,500
   14,000  Michigan State Housing Development
             Authority, Series C, 1.40%, 4/1/21*                       14,001
      300  Michigan State Job Development, East
             Lansing, 1.50%, 12/1/14*                                     300
    1,565  Michigan State Strategic Fund,
             Atmosphere Annealing, (AMT),
             1.70%, 12/1/17*                                            1,565
    2,000  Michigan State Strategic Fund,
             Automatic Spring, (AMT),
             1.69%, 9/1/10*                                             2,000
    1,200  Michigan State Strategic Fund, B & C
             Leasing, (AMT), 1.60%, 7/1/24*                             1,200
    1,197  Michigan State Strategic Fund, Banks
             Hardwoods, Inc., (AMT),
             1.75%, 7/1/12*                                             1,197
      700  Michigan State Strategic Fund, Baron
             Drawn Steel, 1.70%, 12/1/06*                                 700
    2,025  Michigan State Strategic Fund,
             Biewer of Lansing, (AMT),
             1.70%, 5/1/19*                                             2,025
    3,300  Michigan State Strategic Fund,
             Brazing Concepts Co., (AMT),
             1.65%, 9/1/18*                                             3,300


-----------------------------------------------------------------------------
PRINCIPAL  SECURITY
   AMOUNT  DESCRIPTION                                                  VALUE
-----------------------------------------------------------------------------
           REVENUE BONDS (CONTINUED)
           ---------------------------------
$   1,000  Michigan State Strategic Fund, C-Tec,
             Inc., (AMT), 1.55%, 10/1/11*                             $ 1,000
    2,675  Michigan State Strategic Fund,
             Cayman Chemical, 1.70%, 6/1/28*                            2,675
    2,500  Michigan State Strategic Fund,
             Cincinnati Milacron, Inc., (AMT),
             1.65%, 4/1/15*                                             2,500
    2,345  Michigan State Strategic Fund,
             Cyberplast, (AMT), 1.60%, 12/1/18*                         2,345
    6,400  Michigan State Strategic Fund,
             Detroit Symphony, Series A,
             1.45%, 6/1/31*                                             6,400
    1,775  Michigan State Strategic Fund, Dixie
             Cut Stone, (AMT), 1.69%, 2/1/14*                           1,775
    2,500  Michigan State Strategic Fund,
             Donnelly Corp., Series A, (AMT),
             1.50%, 3/1/10*                                             2,500
    2,500  Michigan State Strategic Fund,
             Donnelly Corp., Series B, (AMT),
             2.60%, 10/1/02                                             2,500
    2,550  Michigan State Strategic Fund, E & L
             Meat Co., (AMT), 1.69%, 3/1/29*                            2,550
      720  Michigan State Strategic Fund,
             Enviromental Powder Co., (AMT),
             1.60%, 7/1/22*                                               720
    1,000  Michigan State Strategic Fund,
             Equad, (AMT), 1.70%, 6/1/28*                               1,000
    2,500  Michigan State Strategic Fund,
             Fitz-Land L.L.C., (AMT),
             1.70%, 8/1/25*                                             2,500
    1,200  Michigan State Strategic Fund, Fleet
             Engineers Project, (AMT),
             1.60%, 9/1/09*                                             1,200
    2,545  Michigan State Strategic Fund,
             Forest City Technologies, (AMT),
             1.70%, 9/1/15*                                             2,545
      900  Michigan State Strategic Fund,
             Frederick Wolfgang, (AMT),
             1.60%, 9/1/26*                                               900
    1,000  Michigan State Strategic Fund,
             Glastender, Inc., (AMT),
             1.65%, 9/1/08*                                             1,000
      400  Michigan State Strategic Fund, HP
             Pelzer, Inc., 1.75%, 3/1/11*                                 400
      660  Michigan State Strategic Fund, I.V.C.
             Industrial Coatings, (AMT),
             1.75%, 12/1/12*                                              660
    3,170  Michigan State Strategic Fund, Jedco,
             Inc., (AMT), 1.60%, 11/1/15*                               3,170


                                  - Continued -

                                               FIFTH THIRD MICHIGAN MUNICIPAL
                                                            MONEY MARKET FUND
                                SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                JULY 31, 2002
                                                       (AMOUNTS IN THOUSANDS)

-----------------------------------------------------------------------------
PRINCIPAL  SECURITY
   AMOUNT  DESCRIPTION                                                  VALUE
-----------------------------------------------------------------------------
           REVENUE BONDS (CONTINUED)
           ---------------------------------
$     720  Michigan State Strategic Fund, John
             A. Biewer Company, Inc., (AMT),
             2.00%, 12/1/02*                                           $  720
      465  Michigan State Strategic Fund, John
             Dekker & Sons, (AMT),
             1.60%, 1/1/18*                                               465
      400  Michigan State Strategic Fund, Joy
             Properties L.L.C., 1.65%, 5/1/17*                            400
      390  Michigan State Strategic Fund,
             Kazoo, Inc., (AMT),
             1.80%, 3/15/07*                                              390
    1,400  Michigan State Strategic Fund,
             Kundinger, (AMT), 1.60%, 2/1/29*                           1,400
      900  Michigan State Strategic Fund,
             Kurdziel Iron, 1.70%, 5/1/10*                                900
    1,100  Michigan State Strategic Fund,
             Limited Obligantion Revenue,
             Delta Containers, Inc., (AMT),
             1.65%, 8/1/04*                                             1,100
      400  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Bowers Manufacturing Co., (AMT),
             1.75%, 9/1/10*                                               400
    1,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Creative Foam Corp., (AMT),
             1.65%, 11/1/11*                                            1,000
    2,800  Michigan State Strategic Fund,
             Limited Obligation Revenue, Delta
             Containers, Inc., (AMT),
             1.75%, 3/1/11*                                             2,800
      100  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Eclipse Mold, (AMT),
             1.65%, 12/1/12*                                              100
      800  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Horizon Development Project,
             (AMT), 1.65%, 9/1/21*                                        800
      840  Michigan State Strategic Fund,
             Limited Obligation Revenue, LPB
             L.L.C. Project, (AMT),
             1.65%, 12/1/13*                                              840
    3,570  Michigan State Strategic Fund,
             Limited Obligation Revenue, Motor
             City Mold, Inc., Project, (AMT),
             1.70%, 3/1/21*                                             3,570
    3,010  Michigan State Strategic Fund,
             Limited Obligation Revenue, R L
             Adams Plastics, Inc., (AMT),
             1.60%, 5/1/23*                                             3,010


-----------------------------------------------------------------------------
PRINCIPAL  SECURITY
   AMOUNT  DESCRIPTION                                                  VALUE
-----------------------------------------------------------------------------
           REVENUE BONDS (CONTINUED)
           ---------------------------------
$   3,375  Michigan State Strategic Fund,
             Limited Obligation Revenue, River
             City Plastics, Inc., (AMT),
             1.75%, 3/1/21*                                           $ 3,375
    4,365  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Stegner East Investments L.L.C.,
             (AMT), 1.60%, 6/1/29*                                      4,365
    1,200  Michigan State Strategic Fund, Lions
             Bear Lake Camp, 1.55%, 8/1/22*                             1,200
    2,400  Michigan State Strategic Fund,
             MacArthur, (AMT), 1.75%, 6/1/15*                           2,400
    1,995  Michigan State Strategic Fund, Maco
             Steel, Inc., (AMT), 1.60%, 3/1/24*                         1,995
    2,500  Michigan State Strategic Fund, Merrill
             Group, (AMT), 1.70%, 10/1/22*                              2,500
    3,700  Michigan State Strategic Fund,
             Middleville Tool & Die Project,
             (AMT), 1.65%, 9/1/13*                                      3,700
      650  Michigan State Strategic Fund,
             Molmec, Inc., (AMT),
             1.70%, 12/1/14*                                              650
      840  Michigan State Strategic Fund,
             Nicholas Plastics, (AMT),
             1.60%, 2/1/27*                                               840
      670  Michigan State Strategic Fund,
             Northern Pure Ice Co., (AMT),
             1.69%, 3/1/15*                                               670
      910  Michigan State Strategic Fund, Patten
             Monument, (AMT), 1.60%, 11/1/26*                             910
    2,000  Michigan State Strategic Fund, Phipps
             Emmett Association, (AMT),
             1.69%, 12/1/23*                                            2,000
      250  Michigan State Strategic Fund,
             Plascore, Inc., Series B-2, (AMT),
             1.89%, 6/1/14*                                               250
    5,000  Michigan State Strategic Fund,
             Proto-Techniques, (AMT),
             1.60%, 12/1/26*                                            5,000
      500  Michigan State Strategic Fund,
             Protomark Corp. Project, (AMT),
             1.65%, 8/1/17*                                               500
       25  Michigan State Strategic Fund,
             Sarbeth, (AMT), 1.89%, 1/1/14*                                25
      600  Michigan State Strategic Fund,
             Series C-1, (AMT), 1.89%, 1/1/14*                            600
    1,245  Michigan State Strategic Fund, SFI
             Acquistion, Inc., (AMT),
             1.60%, 2/1/28*                                             1,245
    3,705  Michigan State Strategic Fund, Solid
             Waste Disposal, Grayling
             Generating, (AMT), 1.35%, 1/1/14*                          3,705


                                  - Continued -

FIFTH THIRD MICHIGAN MUNICIPAL
MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JULY 31, 2002
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)

-----------------------------------------------------------------------------
PRINCIPAL  SECURITY
   AMOUNT  DESCRIPTION                                                  VALUE
-----------------------------------------------------------------------------
           REVENUE BONDS (CONTINUED)
           ---------------------------------
$   1,520  Michigan State Strategic Fund,
             Sunrise Windows, Ltd., (AMT),
             1.60%, 5/1/13*                                           $ 1,520
    1,000  Michigan State Strategic Fund,
             Thompson Family Holdings, (AMT),
             1.70%, 7/1/28*                                             1,000
    1,670  Michigan State Strategic Fund, Trenton
             Forging Co., (AMT), 1.53%, 6/1/20*                         1,670
    1,325  Michigan State Strategic Fund, Trio
             Tool Co., (AMT), 1.69%, 7/1/24*                            1,325
    1,275  Michigan State Strategic Fund, Ultra
             Tech Printing Co., (AMT),
             1.60%, 8/1/23*                                             1,275
    3,000  Michigan State Strategic Fund, Waltec
             American Forgings, (AMT),
             1.75%, 10/1/09*                                            3,000
      500  Michigan State Strategic Fund, Warren
             Screw Products, Inc., (AMT),
             1.65%, 9/1/16*                                               500
    1,000  Michigan State Strategic Fund,
             Waterland, (AMT), 1.89%, 6/1/25*                           1,000
    2,490  Michigan State Strategic Fund, Wayne
             Disposal, (AMT), 1.50%, 3/1/05*                            2,490
      745  Michigan State Strategic Fund, Wright
             K Technology, Inc., (AMT),
             1.70%, 5/1/17*                                               745
    2,500  Michigan State Trunk Line, Series A,
             5.50%, 10/1/02                                             2,514
    1,800  Michigan State Trunk Line, Series A,
             (Prerefunded 10/1/02 @ 100),
             5.75%, 10/1/12                                             1,813
    2,600  Oakland County Economic
             Development Corp., Limited
             Obligation Revenue, Moody Family
             Limited, (AMT), 1.65%, 9/1/12*                             2,600
    2,600  Oakland County Economic
             Development Corp., North America,
             (AMT), 1.60%, 7/1/18*                                      2,600
      500  Portage Public Schools Building and
             Site, 2.00%, 5/1/03                                          502
    4,695  Puerto Rico Industrial Medical &
             Environmental Pollution Control,
             Facilities Financing Authority,
             Abbott Labs, 1.70%, 3/1/23                                 4,695
    4,200  Puerto Rico Industrial Medical &
             Environmental Pollution Control,
             Facilities Financing Authority,
             Merck Co., 2.20%, 12/1/18*                                 4,200
      160  Rochester Hills Economic
             Development Corp., BRG
             Associates, 2.10%, 12/1/04*                                  160


-----------------------------------------------------------------------------
PRINCIPAL  SECURITY
   AMOUNT  DESCRIPTION                                                  VALUE
-----------------------------------------------------------------------------
           REVENUE BONDS (CONTINUED)
           ---------------------------------
$     720  Sault St. Marie Tribe Building
             Authority, Public Infrastructure,
             (AMT), 1.50%, 6/1/03*                                     $  720
      785  St. Clair Shores Economic
             Development Corp., Borman's, Inc.,
             (AMT), 2.85%, 10/15/06*                                      785
    1,015  Sterling Heights Economic
             Development Corp., Sterling
             Shopping Center, 1.55%, 12/1/10*                           1,015
    2,250  University of Michigan Hospital
             Revenue, Series A, 5.50%, 12/1/02                          2,279
    2,000  University of Michigan Hospital
             Revenue, Series A, 1.55%, 12/1/19*                         2,000
    2,000  University of Michigan, Medical
             Service Plan, Series A-1,
             1.55%, 12/1/21*                                            2,000
    2,000  University of Michigan, Series A,
             1.55%, 12/1/27*                                            2,000
    8,800  University of Michigan, Series A-2,
             (Callable 12/1/22 @ 100),
             1.55%, 12/1/24*                                            8,800
    1,250  University of Michigan, University
             Hospital Revenue, Series A,
             1.55%, 12/1/27*                                            1,250
    1,145  Warren Economic Development
             Corp., CMX Corp., (AMT),
             1.80%, 3/15/07*                                            1,145
    1,790  Wayne County Building Authority,
             Series A, 5.63%, 6/1/03                                    1,851
    1,170  Wayne County Community College,
             3.50%, 7/1/03                                              1,190
           ---------------------------------                         --------
           Total                                                      233,673
           ---------------------------------                         --------
           Total Municipal Bonds                                      255,748
           ---------------------------------                         --------
CASH EQUIVALENTS (7.7%):
9,136,516  Dreyfus Tax Exempt Money Market
             Fund                                                       9,137
13,394,695 Federated Tax Exempt Money
             Market Fund                                               13,394
           ---------------------------------                         --------
           Total Cash Equivalents                                      22,531
           ---------------------------------                         --------
           TOTAL INVESTMENTS
           (COST $294,974) (a) - 100.7%                               294,974
           ---------------------------------                         --------
           LIABILITIES IN EXCESS OF
           OTHER ASSETS - (0.7)%                                      (2,179)
           ---------------------------------                         --------
           NET ASSETS - 100.0%                                       $292,795
           ---------------------------------                         --------

(a)  Also represents cost for federal income tax purposes.

* Variable rate security. Rate presented represents rate in effect at July 31, 2002. Maturity reflects actual maturity date.

AMT - Alternative Minimum Tax Paper
LLC - Limited Liability Company

       (See Notes which are an integral part of the Financial Statements)

                                      FIFTH THIRD MUNICIPAL MONEY MARKET FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                JULY 31, 2002
                                                       (AMOUNTS IN THOUSANDS)

-----------------------------------------------------------------------------
PRINCIPAL  SECURITY
   AMOUNT  DESCRIPTION                                                  VALUE
-----------------------------------------------------------------------------
COMMERCIAL PAPER (4.6%):
$   2,300  Mesa, Arizona, 1.20%, 8/26/02**                            $ 2,300
    6,000  University of Michigan,
             1.25%, 8/20/02**                                           6,000
    5,000  University of Texas, 1.25%, 8/19/02**                        5,000
           ---------------------------------                         --------
           Total Commercial Paper                                      13,300
           ---------------------------------                         --------
MUNICIPAL BONDS (91.5%):
           GENERAL OBLIGATIONS (7.0%):
           ---------------------------------
      500  Butler County, Ohio, Series B,
             1.81%, 3/13/03                                               501
      285  Celina, Ohio, 2.41%, 1/16/03                                   285
    1,220  Clark County, Ohio, 3.20%, 8/9/02                            1,220
    2,140  Commerce City, Colorado,
           1.75%, 12/1/31, (Mandatory Put
           12/1/02 @ 100)                                               2,140
      205  Galveston County, Texas,
             3.25%, 2/1/03                                                206
      220  Galveston County, Texas, Series A,
             3.25%, 2/1/03                                                221
      585  Hudson, Wisconsin, School District,
             Series A, 3.50%, 10/1/02                                     587
    3,000  Idaho State, 3.00%, 6/30/03                                  3,037
    1,000  Jackson County, Missouri, School
             District No. 7, Lees Summit,
             4.13%, 3/1/03                                              1,014
    1,935  Lake County, Illinois,
             3.50%, 12/15/02                                            1,946
    1,000  Lake County, Ohio, 2.75%, 10/2/02                            1,001
    1,000  Mount Vernon, Ohio, 2.87%, 9/24/02                           1,001
    5,500  Oconomowoc, Wisconsin, Area
             School District, 2.50%, 9/25/02                            5,501
      815  Shrewsbury, Massachusetts, Public
             Improvements, 4.00%, 8/15/02                                 815
      850  State of Louisiana, 6.00%, 8/1/02                              850
           ---------------------------------                         --------
           Total                                                       20,325
           ---------------------------------                         --------
           REVENUE BONDS (84.5%):
           ---------------------------------
      750  Allen County, Indiana, War Memorial,
             5.00%, 11/1/02                                               756
    4,600  Breckinridge County, Kentucky,
             Association Counties Leasing Trust,
             1.37%, 12/1/29*                                            4,600
    2,420  Burke County, Georgia, Pollution
             Control Revenue, Georgia Power
             Co., 1.55%, 7/1/24*                                        2,420
    2,000  Butler County, Ohio, Healthcare
             Facilities, 1.45%, 5/1/27*                                 2,000
    1,400  Clarksville, Tennessee, Public
             Building Authority, 1.50%, 7/1/31*                         1,400
      300  Clarksville, Tennessee, Water Sewer
             & Gas, 4.05%, 2/1/03                                         303
    2,000  Cobb County, Georgia, School District,
             2.50%, 12/31/02                                            2,008
    1,000  Colorado Springs, Colorado, Pikes
             Peak YMCA, 1.50%, 11/1/22*                                 1,000


-----------------------------------------------------------------------------
PRINCIPAL  SECURITY
   AMOUNT  DESCRIPTION                                                  VALUE
-----------------------------------------------------------------------------
           REVENUE BONDS (CONTINUED)
           ---------------------------------
$   3,460  Crawfordsville, Indiana, Economic
             Development, Autumn Woods
             Apartments, Series A,
             1.52%, 1/1/30*                                           $ 3,460
    2,300  Denver, Colorado, City & County
             Airport, Sub-Series B,
             1.45%, 12/1/20*                                            2,300
    2,100  Denver, Colorado, Health & Hospital
             Authority, Series B, 1.50%, 12/1/31*                       2,100
    1,000  Florida Rural Utilility Community,
             3.00%, 7/15/03                                             1,012
    2,500  Fulton County, Georgia, Residential
             Care Facilities, 1.45%, 1/1/18*                            2,500
    2,400  Galesburg, Illinois, Knox College,
             1.45%, 7/1/24*                                             2,400
      565  Greenfield, Indiana, Economic
             Development, 1.77%, 9/1/05,*                                 565
    4,000  Holland Creek, Colorado,
             1.45%, 6/1/41*                                             4,000
    9,400  Hopedale, Illinois, Industrial
             Development, Hopedale Medical
             Foundation, 1.52%, 5/1/09*                                 9,400
    3,685  Idaho, Health Facilities Authority,
             1.45%, 5/1/22*                                             3,685
    2,875  Idaho, State University Foundation,
             Inc., 1.40%, 5/1/21*                                       2,875
    2,000  Illinois, Development Finance
             Authority, 1.55%, 4/1/32*                                  2,000
    3,650  Illinois, Development Finance
             Authority, WTVP Channel 47,
             Series A, 1.50%, 9/1/22*                                   3,650
    4,900  Illinois, Educational Facilities
             Authority, Field Museum of
             Natural History, 1.35%, 11/1/25*                           4,900
    2,900  Illinois, Educational Facilities
             Authority, Lake County Family
             YMCA, 1.35%, 11/1/30*                                      2,900
    3,000  Illinois, Health Facilities Authority,
             1.35%, 1/1/16*                                             3,000
    4,900  Illinois, Health Facilities Authority,
             1.45%, 8/15/32*                                            4,900
    5,000  Illinois, Rural Board, Public Project
             Construction, 3.75%, 9/1/02                                5,005
    2,000  Illinois, Rural Bond Bank,
             3.00%, 7/15/03                                             2,026
    3,000  Independence, Missouri, Development
             Authority, 1.45%, 11/1/27*                                 3,000
    5,800  Indiana, Health Facilities Authority,
             1.35%, 1/1/20*                                             5,800
    1,080  Indiana, Southwest Allen Multi
             School District, 4.00%, 1/15/03                            1,090
    1,500  Indiana, State Development Financial
             Authority, Regional Council of
             Carpenters, 1.55%, 9/1/31*                                 1,500


                                  - Continued -

FIFTH THIRD MUNICIPAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JULY 31, 2002
(AMOUNTS IN THOUSANDS)

-----------------------------------------------------------------------------
PRINCIPAL  SECURITY
   AMOUNT  DESCRIPTION                                                  VALUE
-----------------------------------------------------------------------------
           REVENUE BONDS (CONTINUED)
           ---------------------------------
$  10,150  Indiana, State Educational Facilities
             Authority, Depauw University,
             1.45%, 7/1/32*                                          $ 10,151
    2,000  Indiana, State Educational Facilities
             Authority, Wesleyan University,
             1.40%, 6/1/28*                                             2,000
    5,100  Indianapolis, Indiana, State
             Development Finance Authority,
             Lutheran Educational Facilities
             Project, 1.55%, 10/1/17*                                   5,100
    1,500  Iowa, Financial Authority, Diocese of
             Sioux City, 1.50%, 3/1/19*                                 1,500
    2,725  Iowa, Financial Authority, Putnam
             Museum of History, 1.50%, 5/1/12*                          2,725
    1,500  Iowa, Higher Education Loan
             Authority, 1.50%, 10/1/09*                                 1,500
    3,000  Iowa, State School Cash Anticipation
             Program, 2.75%, 6/20/03                                    3,029
    1,000  Iowa, State School Improvement
             Program, Series B, 2.25%, 1/30/03                          1,004
      900  Kansas, State Development Finance
             Authority, Shalom Revenue,
             1.45%, 11/15/28*                                             900
    2,250  Kentucky, State Turnpike Authority,
             Economic Road Development,
             5.70%, 1/1/03                                              2,285
    3,250  Lake Villa, Illinois, Allendale
             Association, 1.55%, 10/1/26*                               3,250
    3,000  Lauderdale, Minnesota, Childrens
             Home Society, 1.60%, 12/1/30*                              3,000
    3,300  Macon County, Illinois, Millikin
             University, 1.45%, 10/1/31*                                3,300
    2,000  Marshall, Wisonsin, School District,
             2.00%, 3/10/03                                             2,001
    3,000  Michigan, State Hospital Finance
             Authority, Mt. Clemens General
             Hospital, 1.50%, 3/1/15*                                   3,000
    4,255  Michigan, State Strategic Fund, Detroit
             Symphony, Series A, 1.45%, 6/1/31*                         4,255
    5,000  Michigan, State Hospital Finance
             Authority, Health Equipment Loan
             Program, Series B, 1.52%, 5/1/30*                          5,000
    1,300  Michigan, State Hospital Finance
             Authority, Hospital Equipment Loan
             Program, Series B, 1.52%, 5/1/30*                          1,300
    2,000  Michigan, State Hospital Finance
             Authority, Hospital Equipment Loan
             Program, Series B, 1.52%, 5/1/30*                          2,000
    5,200  Michigan, State Hospital Finance
             Authority, Mt. Clemens General
             Hospital, 1.25%, 8/15/15*                                  5,200


-----------------------------------------------------------------------------
PRINCIPAL  SECURITY
   AMOUNT  DESCRIPTION                                                  VALUE
-----------------------------------------------------------------------------
           REVENUE BONDS (CONTINUED)
           ---------------------------------
$   5,000  Michigan, State Strategic Fund, Van
             Andel Research Institute,
             1.45%, 12/1/21*                                          $ 5,000
      885  Michigan, State Strategic Fund,
             Village at Fort Gratiot L.L.C.,
             1.60%, 2/15/34*                                              885
    1,300  Milwaukee County, Wisconsin,
             Milwaukee Public Museum,
             1.40%, 6/1/29*                                             1,300
    1,200  Milwaukee County, Wisconsin,
             Milwaukee Public Museum,
             1.40%, 4/1/35*                                             1,200
   10,000  Milwaukee, Wisconsin, Redevelopment
             Authority, Cathedral Place Parking
             Facility, 1.49%, 5/1/25*                                  10,000
    3,600  Minneapolis, Minnesota, Minnehaha
             Academy Project, 1.60%, 5/1/26*                            3,600
    2,070  Missouri, Development Financial
             Board, Infrastructure Facilities, St.
             Louis Convention Center, Series C,
             1.55%, 12/1/20*                                            2,070
    1,565  Missouri, State Health & Education
             Facilities, Saint Francis Medical
             Center, 1.45%, 6/1/26*                                     1,565
    8,000  Montgomery County, Ohio, Economic
             Development, Benjamin & Marian
             Arts Center, Series A, 1.55%, 4/1/11*                      8,000
    3,400  Montgomery County, Ohio, Economic
             Development, Dayton Art Institute,
             1.40%, 5/1/26*                                             3,400
    2,000  Montgomery County, Ohio, Health
             Care Facilities, Community Blood
             Center, 1.60%, 12/1/20*                                    2,000
      650  Montgomery County, Ohio, Health
             Care Facilities, United Cerebral Palsy
             Rehabilitation, 1.55%, 12/1/08*                              650
    4,400  Naperville, Illinois, Heritage YMCA
             Group, 1.35%, 12/1/29*                                     4,400
    3,000  North Carolina, Capital Facilities
             Finance Agency, NCA&T University,
             1.50%, 7/1/32*                                             3,000
    2,000  North Dakota, Rural Water Finance
             Corp., 2.63%, 11/15/02                                     2,004
    5,100  Ohio, State Water Development
             Authority, Pollution Control
             Revenue, Cleveland Electric,
             Series B, 1.35%, 8/1/20*                                   5,100
    4,700  Peoria, Illinois, Peoria Academy,
             1.60%, 9/1/26*                                             4,700
      600  Phoenix, Arizona, Development
             Authority, Valley of the Sun YMCA,
             1.50%, 1/1/31*                                               600


                                  - Continued -

                                      FIFTH THIRD MUNICIPAL MONEY MARKET FUND
                                SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                JULY 31, 2002
                                  (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)

-----------------------------------------------------------------------------
PRINCIPAL  SECURITY
   AMOUNT  DESCRIPTION                                                  VALUE
-----------------------------------------------------------------------------
           REVENUE BONDS (CONTINUED)
           ---------------------------------
$   1,600  Rushville, Indiana, Economic
             Development, Flatrock River Lodge,
             Series A, 1.57%, 7/1/16*                                 $ 1,600
    3,000  Saint Joseph County, Indiana
             Economic Development Revenue,
             1.60%, 6/1/22*                                             3,000
    1,000  Seattle, Washington, Municipal Sewer,
             Series Y, 5.20%, 1/1/03                                    1,013
    1,980  South Milwaukee, Wisconsin School
             District, 2.20%, 3/10/03                                   1,981
    1,310  Summit County, Ohio, Industrial
             Development Revenue, SSP Fittings
             Corp., Project, 1.60%, 9/1/11*                             1,310
    5,175  Texas, Lower Neches Valley
             Authority, 1.45%, 2/1/31*                                  5,175
      800  Toledo, Ohio, City Servies Special
             Assessment, 1.50%, 12/1/03*                                  800
      615  University of Arkansas,
             3.50%, 12/1/02                                               618
      800  University of Cincinnati, Ohio,
             Series E, 3.00%, 3/19/03                                     805
    3,000  Valdez, Alaska, Marine Terminal,
             ExxonMobil, 1.45%, 12/1/33*                                3,000
    1,000  Van Wert, Ohio, City School District,
             2.50%, 10/10/02                                            1,001
    1,810  Vincennes, Indiana, Economic
             Development, Lodge of the Wabash,
             1.57%, 7/1/15*                                             1,810
    1,450  Washington, State Economic
             Development Finance Authority,
             Pioneer Human Services Project,
             Series H, 1.55%, 9/1/18*                                   1,450
    3,000  West Allis, Wisconsin, State Fair Park
             Exposition Center, 1.49%, 8/1/28*                          3,000
    1,720  Winnebago County, Illinois, Health
             Care Facilities, Crusader Clinic,
             1.52%, 1/1/17*                                             1,720
    3,000  Wisconsin, Rural Water Construction,
             Series B, 2.63%, 12/1/02                                   3,006
    1,065  Wisconsin, State Health & Educational
             Facilities, 1.50%, 10/1/21*                                1,065
    3,250  Wisconsin, State Health Facilities,
             Riverview Hospital Association,
             1.55%, 10/1/30*                                            3,250
           ---------------------------------                         --------
           Total                                                      246,133
           ---------------------------------                         --------
           Total Municipal Bonds                                      266,458
           ---------------------------------                         --------


-----------------------------------------------------------------------------
           SECURITY
   SHARES  DESCRIPTION                                                  VALUE
-----------------------------------------------------------------------------
CASH EQUIVALENTS (3.7%):
  903,280  AIM Tax Free Money Market Fund                              $  903
4,683,842  Dreyfus Tax Exempt Money Market
             Fund                                                       4,684
5,237,164  Federated Tax Exempt Money
             Market Fund                                                5,237
           ---------------------------------                         --------
           Total Cash Equivalents                                      10,824
           ---------------------------------                         --------
           TOTAL INVESTMENTS
           (COST $290,582) (a) - 99.8%                                290,582
           ---------------------------------                         --------
           OTHER ASSETS IN EXCESS
           OF LIABILITIES - 0.2%                                          702
           ---------------------------------                         --------
           NET ASSETS - 100.0%                                       $291,284
           ---------------------------------                         --------


(a)  Also represents cost for federal income tax purposes.

* Variable rate security. Rate presented represents rate in effect at July 31, 2002. Maturity date reflects actual maturity date.

**   Effective yield at purchase


       (See Notes which are an integral part of the Financial Statements)

FIFTH THIRD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2002
(AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)

-----------------------------------------------------------------------------------------------------------------
                                                              PRIME          INSTITUTIONAL       INSTITUTIONAL
                                                           MONEY MARKET      MONEY MARKET      GOVERNMENT MONEY
ASSETS:                                                        FUND              FUND             MARKET FUND
                                                          --------------    ---------------   -------------------
Investments, at amortized cost                              $2,061,424          $174,689             $335,604
Repurchase agreements, at cost                                 109,011            15,566               88,242
                                                             ---------          --------             --------
   Total Investments                                         2,170,435           190,255              423,846
Cash                                                               111                 1                    1
Interest receivable                                             14,390             1,354                1,908
Receivable for Fund shares issued                                    1                --                   --
Receivable from Advisor                                            249                20                   14
Prepaid expenses and other assets                                   25                 2                   12
                                                             ---------          --------             --------
   Total Assets                                              2,185,211           191,632              425,781
                                                             ---------          --------             --------
LIABILITIES:

Dividends payable                                                2,558               276                  560
Payable for investments purchased                                   --             1,798                   --
Payable for Fund shares redeemed                                    59                --                   --
Accrued expenses and other payables:
   Payable to Advisor and affiliates                               751                17                  100
   Distribution fees                                                96                --                   --
   Other                                                            32                11                   29
                                                             ---------          --------             --------
   Total Liabilities                                             3,496             2,102                  689
                                                             ---------          --------             --------
NET ASSETS:

Paid-in Capital                                             $2,181,887          $189,519             $425,093
Accumulated net investment income                                 (172)               11                   --
Accumulated net realized losses
   on investment transactions                                       --                --                   (1)
                                                             ---------          --------             --------
   Net Assets                                               $2,181,715          $189,530             $425,092
                                                             =========          ========             ========
Net Assets:
   Institutional Shares                                     $1,732,204          $189,530             $425,092
   Investment A Shares                                         447,556                NA                   NA
   Investment B Shares                                           1,893                NA                   NA
   Investment C Shares                                              60                NA                   NA
   Advisor Shares                                                    2                NA                   NA
                                                             ---------          --------             --------
   Total                                                    $2,181,715          $189,530             $425,092
                                                             =========          ========             ========
Outstanding units of Beneficial interest (shares)
  (Unlimited number of shares
  authorized, no par value):
   Institutional Shares                                      1,732,392           189,520              425,094
   Investment A Shares                                         447,593                NA                   NA
   Investment B Shares                                           1,893                NA                   NA
   Investment C Shares                                              60                NA                   NA
   Advisor Shares                                                    2                NA                   NA
                                                             ---------          --------             --------
   Total                                                     2,181,940           189,520              425,094
                                                             =========          ========             ========
Net Asset Value
Offering and redemption price per share--
Institutional Shares, Investment A Shares, Investment
   B Shares, Investment C Shares and Advisor Shares(a)       $    1.00          $   1.00             $   1.00
                                                             =========          ========             ========



--------------------------------------------------------------------------------
(a)  Redemption price per share for Investment B Shares and Investment C Shares varies by length of time the shares are held.

^    Amount less than $500.

       (See Notes which are an integral part of the Financial Statements)

                                       21

                                                                                                                  FIFTH THIRD FUNDS
                                                                                               STATEMENTS OF ASSETS AND LIABILITIES
                                                                                                                      JULY 31, 2002
                                                                                    (AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
-----------------------------------------------------------------------------------------------------------------------------------
                                                               GOVERNMENT        U.S. TREASURY    MICHIGAN MUNICIPAL     MUNICIPAL
                                                              MONEY MARKET       MONEY MARKET        MONEY MARKET      MONEY MARKET
ASSETS:                                                           FUND               FUND                FUND              FUND
                                                             -------------       -------------    ------------------   ------------
Investments, at amortized cost                                 $547,490           $  438,462            $294,974           $290,582
Repurchase agreements, at cost                                       --              703,613                  --                 --
                                                               --------            ---------            --------           --------
   Total Investments                                            547,490            1,142,075             294,974            290,582
Cash                                                                 --                  --^                  --                 74
Interest receivable                                               2,338                2,855                 799                868
Receivable for Fund shares issued                                    --                   --                  --                 --
Receivable from Advisor                                              --                   --                  29                 --
Prepaid expenses and other assets                                    17                   25                   5                 30
                                                               --------            ---------            --------           --------
   Total Assets                                                 549,845            1,144,955             295,807            291,554
                                                               --------            ---------            --------           --------
LIABILITIES:

Dividends payable                                                   479                1,346                 243                227
Payable for investments purchased                                    --                   --               2,649                 --
Payable for Fund shares redeemed                                     --                   --                  --                 --
Accrued expenses and other payables:
   Payable to Advisor and affiliates                                180                  257                 104                 40
   Distribution fees                                                 41                   --                  --^                 3
   Other                                                             24                   --                  16                 --
                                                               --------            ---------            --------           --------
   Total Liabilities                                                724                1,603               3,012                270
                                                               --------            ---------            --------           --------
NET ASSETS:

Paid-in Capital                                                $549,139           $1,143,296            $292,803           $291,328
Accumulated net investment income                                   351                  247                  (8)               (28)
Accumulated net realized losses
   on investment transactions                                      (369)                (191)                 --                (16)
                                                               --------            ---------            --------           --------
   Net Assets                                                  $549,121           $1,143,352            $292,795           $291,284
                                                               ========            =========            ========           ========
Net Assets:
   Institutional Shares                                        $279,059           $1,143,352            $292,618           $249,280
   Investment A Shares                                          270,062                   NA                 177             42,004
   Investment B Shares                                               NA                   NA                  NA                 NA
   Investment C Shares                                               NA                   NA                  NA                 NA
   Advisor Shares                                                    NA                   NA                  NA                 NA
                                                               --------            ---------            --------           --------
   Total                                                       $549,121           $1,143,352            $292,795           $291,284
                                                               ========            =========            ========           ========
Outstanding units of Beneficial interest (shares)
  (Unlimited number of shares
  authorized, no par value):
   Institutional Shares                                         279,024            1,143,301             292,575            249,308
   Investment A Shares                                          270,068                   NA                 178             42,024
   Investment B Shares                                               NA                   NA                  NA                 NA
   Investment C Shares                                               NA                   NA                  NA                 NA
   Advisor Shares                                                    NA                   NA                  NA                 NA
                                                               --------            ---------            --------           --------
   Total                                                        549,092            1,143,301             292,753            291,332
                                                               ========            =========            ========           ========
Net Asset Value
Offering and redemption price per share--
Institutional Shares, Investment A Shares, Investment
   B Shares, Investment C Shares and Advisor Shares(a)         $   1.00            $    1.00            $   1.00           $   1.00
                                                               ========            =========            ========           ========



       (See Notes which are an integral part of the Financial Statements)

                                       22

FIFTH THIRD FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2002
(AMOUNTS IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------
                                                                 PRIME         INSTITUTIONAL       INSTITUTIONAL
                                                             MONEY MARKET      MONEY MARKET      GOVERNMENT MONEY
                                                               FUND (a)            FUND           MARKET FUND (b)
                                                            --------------    --------------   --------------------
INVESTMENT INCOME:
Interest income                                                $43,148            $2,840              $10,781
Dividend income                                                  3,761               234                  757
                                                               -------            ------              -------
   Total Investment Income                                      46,909             3,074               11,538
                                                               -------            ------              -------
EXPENSES:
Investment advisory fees                                         7,762               527                1,896
Administration fees                                              2,823               229                  832
Distribution services--Investment A Shares                       1,128                NA                    4
Distribution services--Investment B Shares                          16                NA                   NA
Distribution services--Investment C Shares                          --^               NA                   NA
Distribution services--Advisor Shares                               --^               NA                   NA
Administrative services--Investment C Shares                        --^               NA                   NA
Fund accounting fees                                               268                30                   96
Transfer agent fees                                                367                25                   81
Custodian fees                                                      74                19                   23
Other expenses                                                   1,130                25                   92
                                                               -------            ------              -------
   Total Expenses                                               13,568               855                3,024
   Less: Waiver and/or reimbursement from Advisor
           and/or affiliates                                    (1,886)             (564)              (1,082)
        Distribution services waived--Investment A Shares           --                --                   --
                                                               -------            ------              -------
   Net Expenses                                                 11,682               291                1,942
                                                               -------            ------              -------
   Net Investment Income                                        35,227             2,783                9,596
Net realized gains from investment transactions                     35                11                   --
                                                               -------            ------              -------
Change in net assets resulting from operations                 $35,262            $2,794              $ 9,596
                                                               =======            ======              =======


--------------------------------------------------------------------------------
(a)  Reflects operation for the period from October 29, 2001 (date of commencement of operations) to July 31, 2002 for Advisor Shares and from
     May 5, 2002 (date of commencement of operations) to July 31, 2002 for
     Investment C Shares.

(b) Investment A Shares of the Institutional Government Money Market Fund were exchanged into Institutional Shares effective October 29, 2001.

^    Amount less than $500.


       (See Notes which are an integral part of the Financial Statements)

                                       23

                                                                                                                FIFTH THIRD FUNDS
                                                                                                         STATEMENTS OF OPERATIONS
                                                                                                 FOR THE YEAR ENDED JULY 31, 2002
                                                                                                           (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------------
                                                             GOVERNMENT      U.S. TREASURY    MICHIGAN MUNICIPAL      MUNICIPAL
                                                            MONEY MARKET     MONEY MARKET        MONEY MARKET       MONEY MARKET
                                                                FUND             FUND                FUND               FUND
                                                           --------------   --------------   --------------------  --------------
INVESTMENT INCOME:
Interest income                                               $11,816          $24,539              $5,448             $4,554
Dividend income                                                   521              876                 248                190
                                                              -------          -------              ------             ------
   Total Investment Income                                     12,337           25,415               5,696              4,744
                                                              -------          -------              ------             ------
EXPENSES:
Investment advisory fees                                        2,047            4,422               1,170              1,342
Administration fees                                               679            1,477                 513                356
Distribution services--Investment A Shares                        628               NA                  --^               112
Distribution services--Investment B Shares                         NA               NA                  NA                 NA
Distribution services--Investment C Shares                         NA               NA                  NA                 NA
Distribution services--Advisor Shares                              NA               NA                  NA                 NA
Administrative services--Investment C Shares                       NA               NA                  NA                 NA
Fund accounting fees                                               91              152                  71                 54
Transfer agent fees                                                94              193                  55                 52
Custodian fees                                                     34               71                  23                 29
Other expenses                                                    598              781                  57                246
                                                              -------          -------              ------             ------
   Total Expenses                                               4,171            7,096               1,889              2,191
   Less: Waiver and/or reimbursement from Advisor
           and/or affiliates                                     (214)          (2,510)               (308)            (1,162)
        Distribution services waived--Investment A Shares        (126)              --                  --^               (81)
                                                              -------          -------              ------             ------
   Net Expenses                                                 3,831            4,586               1,581                948
                                                              -------          -------              ------             ------
   Net Investment Income                                        8,506           20,829               4,115              3,796
Net realized gains from investment transactions                     3                4                  37                 --^
                                                              -------          -------              ------             ------
Change in net assets resulting from operations                $ 8,509          $20,833              $4,152             $3,796
                                                              =======          =======              ======             ======


       (See Notes which are an integral part of the Financial Statements)

                                       24

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

--------------------------------------------------------------------------------
                                                         PRIME                                     INSTITUTIONAL
                                                     MONEY MARKET                                   MONEY MARKET
                                                          FUND                                           FUND
                                            ------------------------------        -------------------------------------------------
                                                                                                          PERIOD             PERIOD
                                             YEAR ENDED         YEAR ENDED         YEAR ENDED              ENDED              ENDED
                                               JULY 31,           JULY 31,           JULY 31,           JULY 31,       DECEMBER 31,
                                               2002 (a)           2001 (b)               2002           2001 (c)           2000 (d)
                                            -----------        -----------        -----------        -----------        -----------
Increase in Net Assets:
Operations:
Net investment income                       $    35,227        $    46,471        $     2,783        $     1,721        $     2,224
Net realized gains/(losses)
  from investment
  transactions                                       35                 11                 11                 --                 --
                                            -----------        -----------        -----------        -----------        -----------
  Change in net assets
    resulting from
    operations                                   35,262             46,482              2,794              1,721              2,224
                                            -----------        -----------        -----------        -----------        -----------

Distributions from net
 investment income:
  Institutional Shares                          (27,701)           (32,416)            (2,783)            (1,721)            (2,224)
  Investment A Shares                            (7,723)           (14,037)                NA                 NA                 NA
  Investment B Shares                               (15)               (18)                NA                 NA                 NA
  Investment C Shares                                --^                NA                 NA                 NA                 NA
  Advisor Shares                                     --^                NA                 NA                 NA                 NA
                                            -----------        -----------        -----------        -----------        -----------
  Change in net assets
    from shareholder
    distributions                               (35,439)           (46,471)            (2,783)            (1,721)            (2,224)
                                            -----------        -----------        -----------        -----------        -----------
  Change in net assets
    from Fund share
    transactions                              1,022,604            435,781            117,741             23,834             47,944
                                            -----------        -----------        -----------        -----------        -----------
  Change in net assets                        1,022,427            435,792            117,752             23,834             47,944

Net Assets:
  Beginning of period                         1,159,288            723,496             71,778             47,944               --
                                            -----------        -----------        -----------        -----------        -----------
  End of Period                             $ 2,181,715        $ 1,159,288        $   189,530        $    71,778        $    47,944
                                            -----------        -----------        -----------        -----------        -----------
  Accumulated Net
    Investment Income                       $      (172)       $         6        $        11        $        --        $        --
                                            ===========        ===========        ===========        ===========        ===========

                                                             INSTITUTIONAL GOVERNMENT                           GOVERNMENT
                                                                   MONEY MARKET                                MONEY MARKET
                                                                       FUND                                         FUND
                                                 ----------------------------------------------        ----------------------------
                                                                       PERIOD
                                                 YEAR ENDED             ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                   JULY 31,          JULY 31,      DECEMBER 31,          JULY 31,          JULY 31,
                                                   2002 (e)          2001 (c)              2000              2002              2001
                                                  ---------         ---------         ---------         ---------         ---------
Increase in Net Assets:
Operations:
Net investment income                             $   9,596         $  11,042         $  16,450         $   8,506         $  24,440
Net realized gains/(losses)
  from investment
  transactions                                           --                --                --                 3                19
                                                  ---------         ---------         ---------         ---------         ---------
  Change in net assets
    resulting from
    operations                                        9,596            11,042            16,450             8,509            24,459
                                                  ---------         ---------         ---------         ---------         ---------

Distributions from
 net investment income:
  Institutional Shares                               (9,543)          (10,403)          (16,437)           (4,555)          (11,882)
  Investment A Shares                                   (55)             (639)              (13)           (3,954)          (12,560)
  Investment B Shares                                    NA                NA                NA                NA                NA
  Investment C Shares                                    NA                NA                NA                NA                NA
  Advisor Shares                                         NA                NA                NA                NA                NA
                                                  ---------         ---------         ---------         ---------         ---------
  Change in net assets
    from shareholder
    distributions                                    (9,598)          (11,042)          (16,450)           (8,509)          (24,442)
                                                  ---------         ---------         ---------         ---------         ---------

  Change in net assets
    from Fund share
    transactions                                    (20,922)          134,420            96,075            62,241            10,680
                                                  ---------         ---------         ---------         ---------         ---------
  Change in net assets                              (20,924)          134,420            96,075            62,241            10,697

Net Assets:
  Beginning of period                               446,016           311,596           215,521           486,880           476,183
                                                  ---------         ---------         ---------         ---------         ---------
  End of Period                                   $ 425,092         $ 446,016         $ 311,596         $ 549,121         $ 486,880
                                                  ---------         ---------         ---------         ---------         ---------
  Accumulated Net
    Investment Income                             $      --         $       2         $       2         $     351         $     421
                                                  =========         =========         =========         =========         =========

                                     U.S. TREASURY                     MICHIGAN MUNICIPAL                          MUNICIPAL
                                     MONEY MARKET                        MONEY MARKET                            MONEY MARKET
                                         FUND                                 FUND                                   FUND
                              --------------------------    -----------------------------------------    --------------------------
                                                                                PERIOD
                               YEAR ENDED     YEAR ENDED     YEAR ENDED          ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                 JULY 31,       JULY 31,       JULY 31,       JULY 31,   DECEMBER 31,       JULY 31,       JULY 31,
                                     2002           2001           2002       2001 (c)           2000           2002           2001
                              -----------    -----------    -----------    -----------    -----------    -----------    -----------
Increase in Net Assets:
Operations:
Net investment income         $    20,829    $    51,275    $     4,115    $     5,177    $    10,391    $     3,796    $     5,942
Net realized gains/(losses)
from investment
transactions                            4             --             37             (9)           --              --^            (3)
                              -----------    -----------    -----------    -----------    -----------    -----------    -----------
  Change in net assets
    resulting from
    operations                     20,833         51,275          4,152          5,168         10,391          3,796          5,939
                              -----------    -----------    -----------    -----------    -----------    -----------    -----------

Distributions from
 net investment income:
  Institutional Shares            (20,829)       (51,275)        (4,113)        (5,174)       (10,379)        (3,214)        (4,767)
  Investment A Shares                  NA             NA             (2)            (3)           (12)          (610)        (1,175)
  Investment B Shares                  NA             NA             NA             NA             NA             NA             NA
  Investment C Shares                  NA             NA             NA             NA             NA             NA             NA
  Advisor Shares                       NA             NA             NA             NA             NA             NA             NA
                              -----------    -----------    -----------    -----------    -----------    -----------    -----------
  Change in net assets
    from shareholder
    distributions                 (20,829)       (51,275)        (4,115)        (5,177)       (10,391)        (3,824)        (5,942)
                              -----------    -----------    -----------    -----------    -----------    -----------    -----------
  Change in net assets
    from Fund share
    transactions                   84,941        186,750        (25,000)        22,388          2,102         60,063        100,564
                              -----------    -----------    -----------    -----------    -----------    -----------    -----------
  Change in net assets             84,945        186,750        (24,963)        22,379          2,102         60,035        100,561

Net Assets:
  Beginning of period           1,058,407        871,657        317,758        295,379        293,277        231,249        130,688
                              -----------    -----------    -----------    -----------    -----------    -----------    -----------
  End of Period               $ 1,143,352    $ 1,058,407    $   292,795    $   317,758    $   295,379    $   291,284    $   231,249
                              -----------    -----------    -----------    -----------    -----------    -----------    -----------
  Accumulated Net
    Investment Income         $       247    $       247    $        (8)   $         1    $         1    $       (28)   $        --
                              ===========    ===========    ===========    ===========    ===========    ===========    ===========


(a) Reflects operations for the period from October 29, 2001 (date of commencement of operations) to July 31, 2002 for Advisor Shares and from May 5, 2002 (date of commencement of operations) to July 31, 2002 for
     Investment C Shares.

(b) Reflects operations for the period from October 11, 2000 (date of commencement of operations) to July 31, 2001 for Investment B Shares.

(c) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year from December 31 to July 31.

(d)  For the period from April 11, 2000 (commencement of operations) to December
     31, 2000.

(e) Investment A Shares of the Institutional Government Money Market Fund were exchanged into Institutional Shares effective October 29, 2001.

^    Amount less than $500.



       (See Notes which are an integral part of the Financial Statements)

                                  25-26 spread

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS
JULY 31, 2002

--------------------------------------------------------------------------------

(1) ORGANIZATION

The Fifth Third Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At July 31, 2002, the Trust consisted of thirty separate investment portfolios.

The accompanying financial statements and notes relate only to the following Funds (individually the "Fund" and collectively the "Funds"):

PORTFOLIO NAME*

Fifth Third Prime Money Market Fund ("Prime Money Market Fund")
Fifth Third Institutional Money Market Fund ("Institutional Money Market Fund") Fifth Third Institutional Government Money Market Fund ("Institutional
   Government Money Market Fund")
Fifth Third Government Money Market Fund ("Government Money Market Fund")
Fifth Third U.S. Treasury Money Market Fund ("U. S. Treasury Money Market Fund") Fifth Third Michigan Municipal Money Market Fund ("Michigan Municipal Money
   Market Fund")
Fifth Third Municipal Money Market Fund ("Municipal Money Market Fund")

----------
* Refer to footnote (2) Reorganization for former Fund names. The Municipal Money Market Fund changed its name from the Fifth Third Tax Exempt Money Market Fund.

The Prime Money Market Fund offers five classes of shares: Institutional Shares, Investment A Shares, Investment B Shares, Investment C Shares and Advisor Shares. The Government Money Market Fund, Michigan Municipal Money Market Fund and the Municipal Money Market Fund offer two classes of shares: Institutional Shares and Investment A Shares. The Institutional Money Market Fund, Institutional Government Money Market Fund and the U.S. Treasury Money Market Fund offer only Institutional Shares. Each class of shares for each Fund has identical rights and privileges except with respect to administrative services fees paid by Investment C Shares, distribution fees paid by the Investment A Shares, Investment B Shares, Investment C Shares and Advisor Shares, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares.

(2) REORGANIZATION

The Trust entered into an Agreement and Plan of Reorganization (the "Reorganization") with the Kent Funds pursuant to which all of the assets and liabilities of each Kent Fund transferred to a corresponding Fifth Third Fund in exchange for shares of the Fifth Third Fund. Each Kent Fund listed below transferred all of its assets and liabilities to the corresponding Fifth Third Fund identified opposite its name in exchange for shares of such Fifth Third
Fund:

KENT FUNDS                                    FIFTH THIRD FUNDS
----------                                    -----------------
Kent Money Market Fund                        Fifth Third Prime Money Market Fund
Lyon Street Institutional Money Market Fund   Fifth Third Institutional Money Market Fund
Kent Government Money Market Fund             Fifth Third Institutional Government
                                                   Money Market Fund
Kent Michigan Municipal Money Market Fund     Fifth Third Michigan Municipal
                                                   Money Market Fund

The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on October 29, 2001 and was approved by shareholders of the Kent Funds at the Special Meeting of Shareholders held on July 27, 2001. The following is a summary of shares outstanding, net assets and net asset values per share immediately before and after the reorganization:

                                                                                                            FIFTH THIRD FUNDS
                                                                                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                                                                JULY 31, 2002

-----------------------------------------------------------------------------------------------------------------------------
                                           INSTITUTIONAL SHARES              INVESTMENT A SHARES        INVESTMENT B SHARES
                                     ----------------------------------   --------------------------  -----------------------
                                                                 NET                            NET                      NET
                                                     NET        ASSET                  NET     ASSET            NET     ASSET
                                        SHARES      ASSETS      VALUE      SHARES    ASSETS    VALUE  SHARES   ASSETS   VALUE
                                     ----------   ----------   --------   -------   --------   -----   -----   ------   -----
Kent Money Market Fund (a)              753,894   $  753,884   $   1.00     1,420   $  1,420   $1.00    --     $   --   $  --
Fifth Third Prime
  Money Market Fund (a)                 805,648      805,649       1.00   422,463    422,475    1.00   1,579    1,579    1.00
                                     ----------   ----------   --------   -------   --------   -----   -----   ------   -----
Fifth Third Prime
  Money Market Fund (b) (c)           1,559,542   $1,559,533   $   1.00   423,883   $423,895   $1.00   1,579   $1,579   $1.00
-----------------------------------------------------------------------------------------------------------------------------
Kent Lyon St. Institutional
  Money Market Fund (a)                  98,247   $   98,247   $   1.00        NA         NA      NA      NA      NA       NA
Fifth Third Institutional
  Money Market Fund (a)                     --           --          --        NA         NA      NA      NA      NA       NA
                                     ----------   ----------   --------   -------   --------   -----   -----   ------   -----
Fifth Third Institutional
  Money Market Fund (b)                  98,247   $   98,247   $   1.00        NA         NA      NA      NA      NA       NA
-----------------------------------------------------------------------------------------------------------------------------
Kent Government Money
  Market Fund (a)                       454,591   $  454,590   $   1.00        NA         NA      NA      NA      NA       NA
Fifth Third Institutional
  Government Money
   Market Fund (a)                           --           --         --        NA         NA      NA      NA      NA       NA
                                     ----------   ----------   --------   -------   --------   -----   -----   ------   -----
Fifth Third Institutional
  Government Money
  Market Fund (b)                       454,591   $  454,590   $   1.00        NA         NA      NA      NA      NA       NA
-----------------------------------------------------------------------------------------------------------------------------
Kent Michigan Municipal
  Money Market Fund (a)                 296,912   $  296,915   $   1.00       204   $    204   $1.00      NA       NA      NA
Fifth Third Michigan
   Municipal Money
   Market Fund (a)                           --           --         --        --         --      --      NA       NA      NA
                                     ----------   ----------   --------   -------   --------   -----   -----   ------   -----
Fifth Third Michigan
  Municipal Money
   Market Fund (b)                      296,912   $  296,915   $   1.00       204   $    204   $1.00      NA       NA      NA
-----------------------------------------------------------------------------------------------------------------------------

(a)  Before reorganization.

(b)  After reorganization.

(c) The Fifth Third Prime Money Market Fund retained its investment objective and financial history after the reorganization.

                                       28


FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2002

--------------------------------------------------------------------------------

(3) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

A. SECURITIES VALUATIONS--Investments of the Funds are valued at either amortized cost, which approximates market value, or at original cost, which combined with accrued interest approximates market value. Under the amortized cost method, discount or premium is accreted or amortized on a constant basis to the maturity of the security.

B. REPURCHASE AGREEMENTS--The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Fifth Third Asset Management Inc. (the "Advisor") to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

C. SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization or accretion of the premium or discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

D. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

E. EXPENSES--Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one series of the Trust are allocated among the respective series based upon relative net assets or another appropriate basis. In addition, investors in a certain Share class will pay the expenses directly attributable to that Share class.

F. DIVIDENDS TO SHAREHOLDERS--Dividends from net investment income are declared daily and paid monthly and distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and from net realized gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses.

G. FEDERAL TAXES--It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined

                                                               FIFTH THIRD FUNDS
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                   JULY 31, 2002

--------------------------------------------------------------------------------

in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gain sufficient to relieve it from all, or substantially all, federal income taxes.

The tax character of distributions paid during the fiscal year ended July 31, 2002 was as follows (Amounts in thousands):

                                                  DISTRIBUTIONS
                                                    PAID FROM
                                                  ------------
                                                                    TOTAL                          TOTAL
                                                    ORDINARY       TAXABLE      TAX EXEMPT    DISTRIBUTIONS
                                                     INCOME     DISTRIBUTIONS  DISTRIBUTIONS       PAID
                                                  ------------- -------------  -------------  -------------
Prime Money Market Fund                              $36,224       $36,224         $  --         $36,224
Institutional Money Market Fund                        2,742         2,742            --           2,742
Institutional Government Money Market Fund            10,406        10,406            --          10,406
Government Money Market Fund                           9,462         9,462            --           9,462
U.S. Treasury Money Market Fund                       22,905        22,905            --          22,905
Michigan Municipal Money Market Fund                      --            --         4,479           4,479
Municipal Money Market Fund                               --            --         4,057           4,057

As of July 31, 2002, the components of accumulated earnings/(deficit) on tax basis was as follows (Amounts in thousands):

                                                                                                          ACCUMULATED      TOTAL
                                             UNDISTRIBUTED  UNDISTRIBUTED                                 CAPITAL AND   ACCUMULATED
                                              TAX EXEMPT       ORDINARY     ACCUMULATED    DISTRIBUTIONS     OTHER       EARNINGS/
                                                INCOME          INCOME        EARNINGS        PAYABLE       LOSSES*       (DEFICIT)
                                             -------------  -------------   -----------    -------------  -----------   -----------
Prime Money Market Fund                           $--           $2,389          $2,389        $(2,558)       $  --         $(169)
Institutional Money Market Fund                    --              287             287           (276)          --            11
Institutional Government Money Market Fund         --              565             565           (560)          (1)            4
Government Money Market Fund                       --              830             830           (479)        (369)          (18)
U.S. Treasury Money Market Fund                    --            1,593           1,593         (1,346)        (191)           56
Michigan Municipal Money Market Fund              241               --             241           (243)          --            (2)
Municipal Money Market Fund                       201               --             201           (229)         (16)          (44)


------------
*  As of July 31, 2002, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the
   Treasury regulations (Amounts in thousands):

                                                        AMOUNT   EXPIRES
                                                       -------   -------
Institutional Government Money Market Fund                 $1     2006
                                                       =======
Government Money Market Fund                             $275     2003
                                                           92     2005
                                                            2     2008
                                                       -------
                                                         $369
                                                       =======
U.S. Treasury Money Market Fund                          $132     2008
                                                           59     2009
                                                       -------
                                                         $191
                                                       =======
Municipal Money Market Fund                                $2     2007
                                                            8     2008
                                                            3     2009
                                                            3     2010
                                                       -------
                                                          $16
                                                       =======


FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2002

--------------------------------------------------------------------------------

(4) SHARES OF BENEFICIAL INTEREST

Transactions in Fund shares were as follows (Amounts in thousands):
                                                                CAPITAL TRANSACTIONS:
                                         ----------------------------------------------------------------
                                                                INSTITUTIONAL SHARES
                                         ----------------------------------------------------------------
                                                         SHARES                                     TOTAL
                                              SHARES     ISSUED   DIVIDENDS         SHARES  INSTITUTIONAL
                                              ISSUED  IN MERGER  REINVESTED       REDEEMED         SHARES
------------------------------------------------------------------------------------------------------------
Prime Money Market Fund
  Year ended July 31, 2002 (a)           $ 3,052,349   $753,884      $3,436   $ (2,879,498)      $930,171
  Year ended July 31, 2001 (b)             2,021,221         --       2,383     (1,729,848)       293,756
Institutional Money Market Fund
  Year ended July 31, 2002                   768,326         --         756       (651,341)       117,741
  Period ended July 31, 2001 (c)             154,360         --          --       (130,526)        23,834
  Period ended December 31,  2000 (d)        156,830         --          --       (108,886)        47,944
Institutional Government
  Money Market Fund
  Year ended July 31, 2002 (e)             1,661,985        123(e)    5,306     (1,652,598)        14,816
  Period ended July 31, 2001 (c)             693,073         --       5,173       (597,679)       100,567
  Year ended December 31, 2000               864,139         --       8,186       (778,015)        94,310
Government Money Market Fund
  Year ended July 31, 2002                   344,031         --         211       (303,998)        40,244
  Year ended July 31, 2001                   346,442         --         276       (319,698)        27,020
U.S. Treasury Money Market Fund
  Year ended July 31, 2002                 2,433,672         --       2,330     (2,351,061)        84,941
  Year ended July 31, 2001                 2,620,643         --       6,024     (2,439,917)       186,750
Michigan Municipal Money Market Fund
  Year ended July 31, 2002                   519,401         --       2,086       (546,450)       (24,963)
  Period ended July 31, 2001 (c)             210,377         --         291       (188,334)        22,334
  Year ended December 31,  2000              323,978         --         336       (321,715)         2,599
Municipal Money Market Fund
  Year ended July 31, 2002                   440,683         --         333       (381,982)        59,034
  Year ended July 31, 2001                   443,701         --         523       (354,948)        89,276


                                                              CAPITAL TRANSACTIONS:
                                         ----------------------------------------------------------------
                                                              INVESTMENT A SHARES
                                         ----------------------------------------------------------------
                                                        SHARES                                      TOTAL
                                            SHARES      ISSUED    DIVIDENDS        SHARES      INVESTMENT
                                            ISSUED   IN MERGER   REINVESTED      REDEEMED        A SHARES
-----------------------------------------------------------------------------------------------------------
Prime Money Market Fund
  Year ended July 31, 2002 (a)            $540,171      $1,420      $ 8,228     $(458,320)       $ 91,499
  Year ended July 31, 2001 (b)             374,353          --       13,964      (247,313)        141,004
Institutional Money Market Fund
  Year ended July 31, 2002                      NA          NA           NA            NA              NA
  Period ended July 31, 2001 (c)                NA          NA           NA            NA              NA
  Period ended December 31,  2000 (d)           NA          NA           NA            NA              NA
Institutional Government
  Money Market Fund
  Year ended July 31, 2002 (e)              19,828          --           55       (55,621)        (35,738)
  Period ended July 31, 2001 (c)           157,349          --            2      (123,498)         33,853
  Year ended December 31, 2000               2,024          --            4          (263)          1,765
Government Money Market Fund
  Year ended July 31, 2002                 318,003          --        4,473      (300,479)         21,997
  Year ended July 31, 2001                 209,570          --       12,977      (238,887)        (16,340)
U.S. Treasury Money Market Fund
  Year ended July 31, 2002                      NA          NA           NA            NA              NA
  Year ended July 31, 2001                      NA          NA           NA            NA              NA
Michigan Municipal Money Market Fund
  Year ended July 31, 2002                     572          --            3          (612)            (37)
  Period ended July 31, 2001 (c)               207          --            3          (156)             54
  Year ended December 31,  2000              3,739          --           14        (4,250)           (497)
Municipal Money Market Fund
  Year ended July 31, 2002                  71,908          --          639       (71,518)          1,029
  Year ended July 31, 2001                  96,745          --        1,148       (86,605)         11,288


                                                                      CAPITAL TRANSACTIONS, CONTINUED:
                                         -------------------------------------------------------------------------------------------
                                                    INVESTMENT B SHARES (b)                          INVESTMENT C SHARES
                                         ---------------------------------------------  --------------------------------------------
                                                                                 TOTAL                                         TOTAL
                                          SHARES   DIVIDENDS      SHARES    INVESTMENT  SHARES    DIVIDENDS      SHARES   INVESTMENT
                                          ISSUED  REINVESTED    REDEEMED      B SHARES  ISSUED   REINVESTED    REDEEMED     C SHARES
------------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund
  Year ended July 31, 2002 (a)           $ 2,389        $ 15    $ (1,532)       $  872    $190          $-- ^     $(130)         $60
  Year ended July 31, 2001 (b)            35,121          10     (34,110)        1,021      NA           NA          NA           NA
Institutional Money Market Fund
  Year ended July 31, 2002                    NA          NA          NA            NA      NA           NA          NA           NA
  Period ended July 31, 2001 (c)              NA          NA          NA            NA      NA           NA          NA           NA
  Period ended December 31,  2000 (d)         NA          NA          NA            NA      NA           NA          NA           NA
Institutional Government
  Money Market Fund
  Year ended July 31, 2002 (e)                NA          NA          NA            NA      NA           NA          NA           NA
  Period ended July 31, 2001 (c)              NA          NA          NA            NA      NA           NA          NA           NA
  Year ended December 31, 2000                NA          NA          NA            NA      NA           NA          NA           NA
Government Money Market Fund
  Year ended July 31, 2002                    NA          NA          NA            NA      NA           NA          NA           NA
  Year ended July 31, 2001                    NA          NA          NA            NA      NA           NA          NA           NA
U.S. Treasury Money Market Fund
  Year ended July 31, 2002                    NA          NA          NA            NA      NA           NA          NA           NA
  Year ended July 31, 2001                    NA          NA          NA            NA      NA           NA          NA           NA
Michigan Municipal Money Market Fund
  Year ended July 31, 2002                    NA          NA          NA            NA      NA           NA          NA           NA
  Period ended July 31, 2001 (c)              NA          NA          NA            NA      NA           NA          NA           NA
  Year ended December 31,  2000               NA          NA          NA            NA      NA           NA          NA           NA
Municipal Money Market Fund
  Year ended July 31, 2002                    NA          NA          NA            NA      NA           NA          NA           NA
  Year ended July 31, 2001                    NA          NA          NA            NA      NA           NA          NA           NA


                                                           CAPITAL TRANSACTIONS, CONTINUED:
                                          ---------------------------------------------------------------
                                                       ADVISOR SHARES (c)
                                          --------------------------------------------
                                                                                 TOTAL   TOTAL NET CHANGE
                                          SHARES    DIVIDENDS        SHARES    ADVISOR       FROM CAPITAL
                                          ISSUED   REINVESTED      REDEEMED     SHARES       TRANSACTIONS
---------------------------------------------------------------------------------------------------------
Prime Money Market Fund
  Year ended July 31, 2002 (a)                $4          $-- ^        $(2)         $2         $1,022,604
  Year ended July 31, 2001 (b)                NA           NA           NA          NA         $  435,781
Institutional Money Market Fund
  Year ended July 31, 2002                    NA           NA           NA          NA         $  117,741
  Period ended July 31, 2001 (c)              NA           NA           NA          NA         $   23,834
  Period ended December 31,  2000 (d)         NA           NA           NA          NA         $   47,944
Institutional Government
  Money Market Fund
  Year ended July 31, 2002 (e)                NA           NA           NA          NA         $  (20,922)
  Period ended July 31, 2001 (c)              NA           NA           NA          NA         $  134,420
  Year ended December 31, 2000                NA           NA           NA          NA         $   96,075
Government Money Market Fund
  Year ended July 31, 2002                    NA           NA           NA          NA         $   62,241
  Year ended July 31, 2001                    NA           NA           NA          NA         $   10,680
U.S. Treasury Money Market Fund
  Year ended July 31, 2002                    NA           NA           NA          NA         $   84,941
  Year ended July 31, 2001                    NA           NA           NA          NA         $  186,750
Michigan Municipal Money Market Fund
  Year ended July 31, 2002                    NA           NA           NA          NA         $  (25,000)
  Period ended July 31, 2001 (c)              NA           NA           NA          NA         $   22,388
  Year ended December 31,  2000               NA           NA           NA          NA         $    2,102
Municipal Money Market Fund
  Year ended July 31, 2002                    NA           NA           NA          NA         $   60,063
  Year ended July 31, 2001                    NA           NA           NA          NA         $  100,564


(a) Reflects operations for the period from October 29, 2001 (date of commencement of operations) to July 31, 2002 for Advisor Shares and from May 5, 2002 (date of commencement of operations) to July 31, 2002 for
     Investment C Shares.

(b) Reflects operations for the period from October 11, 2000 (date of commencement of operations) to July 31, 2001 for Investment B Shares.

(c) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year from December 31 to July 31.

(d)  For the period from April 11, 2000 (commencement of operations) to December
     31, 2000.

(e) Investment A Shares of the Institutional Government Money Market Fund were exchanged into Institutional Shares effective October 26, 2001.

^    Amount less than $500.


                                  31-32 spread

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2002

--------------------------------------------------------------------------------
                                                               SHARE TRANSACTIONS:
                                         ----------------------------------------------------------------
                                                              INSTITUTIONAL SHARES
                                         ----------------------------------------------------------------
                                                         SHARES                                     TOTAL
                                              SHARES     ISSUED   DIVIDENDS         SHARES  INSTITUTIONAL
                                              ISSUED  IN MERGER  REINVESTED       REDEEMED         SHARES
---------------------------------------------------------------------------------------------------------
Prime Money Market Fund
  Year ended July 31, 2002 (a)             3,054,129    753,894       3,436    (2,881,252)        930,207
  Year ended July 31, 2001 (b)             2,021,221         --       2,383    (1,729,848)        293,756
Institutional Money Market Fund
  Year ended July 31, 2002                   768,327         --         756      (651,341)        117,742
  Period ended July 31, 2001 (c)             154,360         --          --      (130,526)         23,834
  Period ended December 31, 2000 (d)         156,830         --          --      (108,886)         47,944
Institutional Government
  Money Market Fund
  Year ended July 31, 2002 (e)             1,661,984        123       5,306    (1,652,598)         14,815
  Period ended July 31, 2001 (c)             693,073         --       5,173      (597,679)        100,567
  Year ended December 31, 2000               864,139         --       8,186      (778,015)         94,310
Government Money Market Fund
  Year ended July 31, 2002                   344,032         --         211      (303,998)         40,245
  Year ended July 31, 2001                   346,442         --         276      (319,698)         27,020
U.S. Treasury Money Market Fund
  Year ended July 31, 2002                 2,433,671         --       2,335    (2,351,061)         84,945
  Year ended July 31, 2001                 2,620,643         --       6,024    (2,439,909)        186,758
Michigan Municipal Money Market Fund
  Year ended July 31, 2002                   519,400         --       2,086      (546,451)        (24,965)
  Period ended July 31, 2001 (c)             210,377         --         291      (188,334)         22,334
  Year ended December 31,  2000              323,978         --         336      (321,715)          2,599
Municipal Money Market Fund
  Year ended July 31, 2002                   440,684         --         333      (381,983)         59,034
  Year ended July 31, 2001                   443,701         --         523      (354,948)         89,276

                                                               SHARE TRANSACTIONS:
                                         ----------------------------------------------------------------
                                                               INVESTMENT A SHARES
                                         ----------------------------------------------------------------
                                                        SHARES                                      TOTAL
                                            SHARES      ISSUED    DIVIDENDS        SHARES      INVESTMENT
                                            ISSUED   IN MERGER   REINVESTED      REDEEMED        A SHARES
---------------------------------------------------------------------------------------------------------
Prime Money Market Fund
  Year ended July 31, 2002 (a)             540,172       1,420        8,228      (458,314)         91,506
  Year ended July 31, 2001 (b)             374,353          --       13,964      (247,313)        141,004
Institutional Money Market Fund
  Year ended July 31, 2002                      NA          NA           NA            NA              NA
  Period ended July 31, 2001 (c)                NA          NA           NA            NA              NA
  Period ended December 31, 2000 (d)            NA          NA           NA            NA              NA
Institutional Government
  Money Market Fund
  Year ended July 31, 2002 (e)              19,828          --           55       (55,621)        (35,738)
  Period ended July 31, 2001 (c)           157,349          --            2      (123,498)         33,853
  Year ended December 31, 2000               2,024          --            4          (263)          1,765
Government Money Market Fund
  Year ended July 31, 2002                 318,004          --        4,473      (300,480)         21,997
  Year ended July 31, 2001                 209,570          --       12,977      (238,887)        (16,340)
U.S. Treasury Money Market Fund
  Year ended July 31, 2002                      NA          NA           NA            NA              NA
  Year ended July 31, 2001                      NA          NA           NA            NA              NA
Michigan Municipal Money Market Fund
  Year ended July 31, 2002                     572          --            3          (612)            (37)
  Period ended July 31, 2001 (c)               207          --            3          (156)             54
  Year ended December 31,  2000              3,739          --           14        (4,250)           (497)
Municipal Money Market Fund
  Year ended July 31, 2002                  71,908          --          639       (71,518)          1,029
  Year ended July 31, 2001                  96,745          --        1,148       (86,603)         11,290

                                                                     SHARE TRANSACTIONS, CONTINUED:
                                       ---------------------------------------------------------------------------------------------
                                                   INVESTMENT B SHARES (c)                            INVESTMENT C SHARES
                                       --------------------------------------------    --------------------------------------------
                                                                              TOTAL                                           TOTAL
                                       SHARES   DIVIDENDS      SHARES    INVESTMENT    SHARES    DIVIDENDS       SHARES  INVESTMENT
                                       ISSUED  REINVESTED    REDEEMED      B SHARES    ISSUED   REINVESTED     REDEEMED    C SHARES
------------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund
  Year ended July 31, 2002 (a)          2,359          15      (1,502)          872       190           --^        (130)         60
  Year ended July 31, 2001 (b)         35,121          10     (34,110)        1,021        --           --           --          --
Institutional Money Market Fund
  Year ended July 31, 2002                 NA          NA          NA            NA        NA           NA           NA          NA
  Period ended July 31, 2001 (c)           NA          NA          NA            NA        NA           NA           NA          NA
  Period ended December 31, 2000 (d)       NA          NA          NA            NA        NA           NA           NA          NA
Institutional Government
  Money Market Fund
  Year ended July 31, 2002 (e)             NA          NA          NA            NA        NA           NA           NA          NA
  Period ended July 31, 2001 (c)           NA          NA          NA            NA        NA           NA           NA          NA
  Year ended December 31, 2000             NA          NA          NA            NA        NA           NA           NA          NA
Government Money Market Fund
  Year ended July 31, 2002                 NA          NA          NA            NA        NA           NA           NA          NA
  Year ended July 31, 2001                 NA          NA          NA            NA        NA           NA           NA          NA
U.S. Treasury Money Market Fund
  Year ended July 31, 2002                 NA          NA          NA            NA        NA           NA           NA          NA
  Year ended July 31, 2001                 NA          NA          NA            NA        NA           NA           NA          NA
Michigan Municipal Money Market Fund
  Year ended July 31, 2002                 NA          NA          NA            NA        NA           NA           NA          NA
  Period ended July 31, 2001 (c)           NA          NA          NA            NA        NA           NA           NA          NA
  Year ended December 31,  2000            NA          NA          NA            NA        NA           NA           NA          NA
Municipal Money Market Fund
  Year ended July 31, 2002                 NA          NA          NA            NA        NA           NA           NA          NA
  Year ended July 31, 2001                 NA          NA          NA            NA        NA           NA           NA          NA


                                                             SHARE TRANSACTIONS, CONTINUED:
                                         ---------------------------------------------------------------
                                                      ADVISOR SHARES (d)
                                         --------------------------------------------
                                                                                TOTAL   TOTAL NET CHANGE
                                         SHARES    DIVIDENDS        SHARES    ADVISOR       FROM CAPITAL
                                         ISSUED   REINVESTED      REDEEMED     SHARES       TRANSACTIONS
---------------------------------------------------------------------------------------------------------
Prime Money Market Fund
  Year ended July 31, 2002 (a)                4           --^           (2)         2          1,022,647
  Year ended July 31, 2001 (b)               --           --            --         --            435,781
Institutional Money Market Fund
  Year ended July 31, 2002                   NA           NA            NA         NA            117,742
  Period ended July 31, 2001 (c)             NA           NA            NA         NA             23,834
  Period ended December 31, 2000 (d)         NA           NA            NA         NA             47,944
Institutional Government
  Money Market Fund
  Year ended July 31, 2002 (e)               NA           NA            NA         NA            (20,923)
  Period ended July 31, 2001 (c)             NA           NA            NA         NA            134,420
  Year ended December 31, 2000               NA           NA            NA         NA             96,075
Government Money Market Fund
  Year ended July 31, 2002                   NA           NA            NA         NA             62,242
  Year ended July 31, 2001                   NA           NA            NA         NA             10,680
U.S. Treasury Money Market Fund
  Year ended July 31, 2002                   NA           NA            NA         NA             84,945
  Year ended July 31, 2001                   NA           NA            NA         NA            186,758
Michigan Municipal Money Market Fund
  Year ended July 31, 2002                   NA           NA            NA         NA            (25,002)
  Period ended July 31, 2001 (c)             NA           NA            NA         NA             22,388
  Year ended December 31,  2000              NA           NA            NA         NA              2,102
Municipal Money Market Fund
  Year ended July 31, 2002                   NA           NA            NA         NA             60,063
  Year ended July 31, 2001                   NA           NA            NA         NA            100,566


(a) Reflects operations for the period from October 29, 2001 (date of commencement of operations) to July 31, 2002 for Advisor Shares and from May 5, 2002 (date of commencement of operations) to July 31, 2002 for
     Investment C Shares.

(b) Reflects operations for the period from October 11, 2000 (date of commencement of operations) to July 31, 2001 for Investment B Shares.

(c) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year from December 31 to July 31.

(d)  For the period from April 11, 2000 (commencement of operations) to December
     31, 2000.

(e) Investment A Shares of the Institutional Government Money Market Fund were exchanged into Institutional Shares effective October 26, 2001.

^    Amount less than $500.


                                  33-34 spread


FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2002

--------------------------------------------------------------------------------

(5) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Fifth Third Asset Management Inc. receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets, as follows: 0.40% for the Prime Money Market Fund, Institutional Money Market Fund, Institutional Government Money Market Fund, Government Money Market Fund, U.S. Treasury Money Market Fund, and Michigan Municipal Money Market Fund and 0.50% for the Municipal Money Market Fund.

ADMINISTRATIVE FEE--Fifth Third Bank ("Fifth Third") has served as the Trust's administrator since October 29, 2001. Prior to that date, BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., served as the Trust's administrator. The administrator generally assists in all aspects of the Trust's administration and operations including providing the Funds with certain administrative personnel and services necessary to operate the Funds. Under the terms of the administration agreement, Fifth Third's fees are computed as a percentage of the daily average net assets of the Trust for the period. Administration fees are computed at 0.20% of the first $1 billion of the average daily net assets of the Trust, 0.18% of the average daily net assets of the Trust between $1 billion and $2 billion, and 0.17% of more than $2 billion of the average daily net assets of the Trust. The fee structure was substantially the same prior to October 29, 2001. Pursuant to a separate agreement with Fifth Third, BISYS performs sub-administrative services on behalf of the Funds including providing certain administrative personnel and services necessary to operate the Funds, for which it receives a fee from Fifth Third computed as a percentage of the daily net assets of the Trust.

DISTRIBUTION SERVICES FEE--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Effective October 29, 2001 Fifth Third Funds Distributor, Inc. (previously Kent Funds Distributors, Inc.), a wholly owned subsidiary of The BISYS Group, Inc., serves as the Trust's principal distributor. Prior to that date, BISYS served as the Trust's principal distributor. Under the terms of the Plan, the Funds will compensate the principal distributor from the net assets of the Funds' Investment A Shares, Investment B Shares, Investment C Shares and Advisor Shares to finance activities intended to result in the sales of each Funds' shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of the Investment A Shares, up to 1.00% of the average daily net assets of the Investment B Shares, up to 0.75% of the average daily net assets of the Investment C Shares and up to 0.50% of the average daily net assets for the Advisor Shares, annually, to compensate the distributor. The fee structure was substantially the same prior to October 29, 2001.

ADMINISTRATIVE SERVICES FEE--The Trust has adopted an Administrative Services Agreement with Fifth Third with respect to Investment C Shares. Under the Plan, the Funds may make payments up to 0.25% of the average daily net asset value of Investment C Shares in exchange for certain administrative services for shareholders and for the maintenance of shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT, ACCOUNTING AND CUSTODY FEES--Fifth Third serves as transfer and dividend disbursing agent, maintains the Funds' accounting records and is the Funds' custodian for which it receives a fee based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses. Transfer Agent fees are computed at 0.0225% of the average daily net assets of the each Funds' shares. Accounting fees are computed at 0.02% of the average daily net assets of each Funds' shares up to $500 million, 0.015% of the average daily net assets of the each Funds' shares between $500 million and $1 billion, and 0.01% of more than $1 billion of the average daily net assets of each Funds' shares. In addition, there shall be an annual fee of $10,000 per additional class of shares per Fund. The minimum annual fee per Fund shall be $30,000. The fee structure was substantially the same prior to October 29, 2001. Custody fees are computed at 0.01% of the average daily net assets of each Funds' shares up to $25 million, 0.0075% of the average daily net assets of the each Funds' shares between $25

                                                               FIFTH THIRD FUNDS
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                   JULY 31, 2002

--------------------------------------------------------------------------------

million and $100 million, 0.005% of the average daily net assets of the each Funds' shares between $100 million and $200 million, and 0.0025% of more than $200 million of the average daily net assets of each Funds' shares plus transaction charges. Pursuant to a separate agreement with Fifth Third, BISYS performs sub-transfer and dividend disbursing agent services and sub-accounting services on behalf of the Funds, for which it receives a fee from Fifth Third computed as a percentage of the daily net assets of each Fund. In addition, there shall be an annual fee of $7,500 per additional class of shares per Fund. The fee structure was substantially the same prior to October 29, 2001.

Effective with the Reorganization of the Funds, Fifth Third has agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses.

                                               INSTITUTIONAL  INVESTMENT A  INVESTMENT B  INVESTMENT C    ADVISOR
                                                   SHARES *       SHARES *    SHARES **     SHARES **    SHARES **
                                                 -----------  ------------  ------------  ------------   ---------
Prime Money Market Fund                              0.54%        0.79%         1.56%        1.56%         1.04%
Institutional Money Market Fund                      0.22%           NA           NA            NA            NA
Institutional Government Money Market Fund           0.40%           NA           NA            NA            NA
Michigan Municipal Money Market Fund                 0.54%        0.79%           NA            NA            NA
------------
*    Contractual waivers which remain in effect until April 2, 2003.
**   Voluntary waivers which can be discontinued at any time.

Certain officers of the Trust are officers of the above companies, but are not paid any fees directly by the Trust for serving as officers of the Trust.

(6) CONCENTRATION OF CREDIT RISK

The Michigan Municipal Money Market Fund invests a substantial proportion of its assets in debt obligations issued by the State of Michigan, and their political subdivisions, agencies and public authorities. The Fund is more susceptible to factors adversely affecting issuers of Michigan municipal securities than a fund that is not concentrated in these issuers to the same extent.

(7) CHANGE IN INDEPENDENT AUDITOR

Effective May 1, 2002, PricewaterhouseCoopers LLP was appointed as Fifth Third Funds' independent auditor.

(8) SUBSEQUENT EVENTS

The following changes took place within the Fifth Third Funds family effective August 1, 2002:

Launch of the new Fifth Third LifeModel Funds(SM):

o Fifth Third LifeModel Conservative Funds(SM)
o Fifth Third LifeModel Moderately Conservative Funds(SM)
o Fifth Third LifeModel Moderate Fund(SM)
o Fifth Third LifeModel Moderately Aggressive Fund(SM)
o Fifth Third LifeModel Aggressive Fund(SM)

The following class description changes took place:

Investment A Shares -> Class A Shares
Investment B Shares -> Class B Shares
Investment C Shares -> Class C Shares

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
PRIME MONEY MARKET FUND
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 RATIOS/SUPPLEMENTAL DATA
                                                                                  --------------------------------------------------
                                                           LESS      NET                 NET   RATIOS OF       RATIOS OF  RATIOS OF
                               NET ASSET              DIVIDENDS    ASSET             ASSETS, EXPENSES TO  NET INVESTMENT   EXPENSES
                                  VALUE,        NET    FROM NET   VALUE,              END OF     AVERAGE          INCOME TO AVERAGE
                               BEGINNING INVESTMENT  INVESTMENT   END OF  TOTAL       PERIOD         NET      TO AVERAGE        NET
                               OF PERIOD     INCOME      INCOME   PERIOD RETURN       (000'S)     ASSETS      NET ASSETS  ASSETS (d)
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
Year ended July 31    1998         $1.00      $0.05      $(0.05)   $1.00  5.25%   $  368,348       0.52%           5.13%      0.64%
Year ended July 31    1999         $1.00      $0.05      $(0.05)   $1.00  4.76%   $  348,366       0.52%           4.66%      0.63%
Year ended July 31    2000         $1.00      $0.05      $(0.05)   $1.00  5.53%   $  508,414       0.52%           5.44%      0.62%
Year ended July 31    2001         $1.00      $0.05      $(0.05)   $1.00  5.41%   $  802,176       0.53%           5.11%      0.63%
Year ended July 31    2002         $1.00      $0.02      $(0.02)   $1.00  2.02%   $1,732,204       0.55%           1.86%      0.65%
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT A SHARES
Year ended July 31    1998         $1.00      $0.05      $(0.05)   $1.00  5.25%   $   36,552       0.52%           5.13%      0.99%
Year ended July 31    1999         $1.00      $0.04      $(0.04)   $1.00  4.53%   $   75,024       0.75%           4.39%      0.88%
Year ended July 31    2000         $1.00      $0.05      $(0.05)   $1.00  5.27%   $  215,082       0.77%           5.29%      0.87%
Year ended July 31    2001         $1.00      $0.05      $(0.05)   $1.00  5.14%   $  356,091       0.78%           4.86%      0.88%
Year ended July 31    2002         $1.00      $0.02      $(0.02)   $1.00  1.77%   $  447,556       0.80%           1.71%      0.89%
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT B SHARES
Period ended July 31  2001(a)      $1.00      $0.03      $(0.03)   $1.00  3.10%*  $    1,021       1.53%^          3.63%^     1.63%^
Year ended July 31    2002         $1.00      $0.01      $(0.01)   $1.00  1.00%   $    1,893       1.55%           0.91%      1.64%
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT C SHARES
Period ended July 31  2002(b)      $1.00      $  --**    $   --**  $1.00  0.19%*  $       60       1.54%^          0.48%^     1.71%^
ADVISOR SHARES
Period ended July 31  2002(c)      $1.00      $0.01      $(0.01)   $1.00  1.02%*  $        2       0.89%^          1.23%^     0.96%^
------------------------------------------------------------------------------------------------------------------------------------

(a) Reflects operations for the period from October 11, 2000 (date of commencement of operations) to July 31, 2001.

(b) Reflects operations for the period from May 5, 2002 (date of commencement of operations) to July 31, 2002.

(c) Reflects operations for the period from October 29, 2001 (date of commencement of operations) to July 31, 2002.

(d) During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.

*    Not annualized.
^    Annualized.

**   Amount less than $0.005.


       (See Notes which are an integral part of the Financial Statements)

                                       37

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
INSTITUTIONAL MONEY MARKET FUND
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 RATIOS/SUPPLEMENTAL DATA
                                                                                  --------------------------------------------------
                                                           LESS      NET                 NET   RATIOS OF       RATIOS OF  RATIOS OF
                               NET ASSET              DIVIDENDS    ASSET             ASSETS, EXPENSES TO  NET INVESTMENT   EXPENSES
                                  VALUE,        NET    FROM NET   VALUE,              END OF     AVERAGE          INCOME TO AVERAGE
                               BEGINNING INVESTMENT  INVESTMENT   END OF  TOTAL       PERIOD         NET      TO AVERAGE        NET
                               OF PERIOD     INCOME      INCOME   PERIOD RETURN       (000'S)     ASSETS      NET ASSETS  ASSETS (c)
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
Period ended
  December 31         2000(a)      $1.00      $0.05      $(0.05)   $1.00  4.71%*    $ 47,944        0.22%^         6.39%^     0.74%^
Period ended July 3   2001(b)      $1.00      $0.03      $(0.03)   $1.00  2.84%*    $ 71,778        0.22%^         4.78%^     0.68%^
Year ended July 31    2002         $1.00      $0.02      $(0.02)   $1.00  2.31%     $189,530        0.22%          2.11%      0.65%
------------------------------------------------------------------------------------------------------------------------------------

(a) Reflects operations for the period from April 11, 2000 (date of commencement of operations) to December 31, 2000.

(b)  Reflects operations for the period from January 1, 2001 to July 31, 2001.
     The fund changed its fiscal year end to July 31 from December 31.

(c) During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.

*    Not annualized.

^    Annualized.


       (See Notes which are an integral part of the Financial Statements)


                                       38

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 RATIOS/SUPPLEMENTAL DATA
                                                                                  --------------------------------------------------
                                                           LESS      NET                 NET   RATIOS OF       RATIOS OF  RATIOS OF
                               NET ASSET              DIVIDENDS    ASSET             ASSETS, EXPENSES TO  NET INVESTMENT   EXPENSES
                                  VALUE,        NET    FROM NET   VALUE,              END OF     AVERAGE          INCOME TO AVERAGE
                               BEGINNING INVESTMENT  INVESTMENT   END OF  TOTAL       PERIOD         NET      TO AVERAGE        NET
                               OF PERIOD     INCOME      INCOME   PERIOD RETURN       (000'S)     ASSETS      NET ASSETS  ASSETS (c)
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
Period ended
  December 31         1997(a)      $1.00       0.03       (0.03)   $1.00  3.10%*    $ 94,624       0.35%^          5.23%^     0.69%^
Year ended
  December 31         1998         $1.00       0.05       (0.05)   $1.00  5.17%     $166,922       0.38%           5.03%      0.69%
Year ended
  December 31         1999         $1.00       0.05       (0.05)   $1.00  4.81%     $215,401       0.37%           4.73%      0.65%
Year ended
  December 31         2000         $1.00       0.06       (0.06)   $1.00  6.03%     $309,711       0.39%           5.92%      0.63%
Period ended July 31  2001(b)      $1.00       0.03       (0.03)   $1.00  2.71%*    $410,278       0.40%^          4.56%^     0.63%^
Year ended July 31    2002         $1.00       0.02       (0.02)   $1.00  2.05%     $425,092       0.41%           2.03%      0.64%
------------------------------------------------------------------------------------------------------------------------------------

(a) Reflects operations for the period from June 2, 1997 (date of commencement of operations) to December 31, 1997.

(b)  Reflects operations for the period from January 1, 2001 to July 31, 2001.
     The fund changed its fiscal year end to July 31 from December 31.

(c) During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.

*    Not annualized.

^    Annualized.


       (See Notes which are an integral part of the Financial Statements)

                                       39


FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
GOVERNMENT MONEY MARKET FUND
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 RATIOS/SUPPLEMENTAL DATA
                                                                                  --------------------------------------------------
                                                           LESS      NET                 NET   RATIOS OF       RATIOS OF  RATIOS OF
                               NET ASSET              DIVIDENDS    ASSET             ASSETS, EXPENSES TO  NET INVESTMENT   EXPENSES
                                  VALUE,        NET    FROM NET   VALUE,              END OF     AVERAGE          INCOME TO AVERAGE
                               BEGINNING INVESTMENT  INVESTMENT   END OF  TOTAL       PERIOD         NET      TO AVERAGE        NET
                               OF PERIOD     INCOME      INCOME   PERIOD RETURN       (000'S)     ASSETS      NET ASSETS  ASSETS (a)
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
Year ended July 31   1998          $1.00       0.05       (0.05)   $1.00  5.13%     $221,034       0.52%           5.02%      0.64%
Year ended July 31   1999          $1.00       0.05       (0.05)   $1.00  4.60%     $252,987       0.56%           4.52%      0.67%
Year ended July 31   2000          $1.00       0.05       (0.05)   $1.00  5.31%     $211,790       0.57%           5.17%      0.64%
Year ended July 31   2001          $1.00       0.05       (0.05)   $1.00  5.23%     $238,816       0.55%           5.12%      0.60%
Year ended July 31   2002          $1.00       0.02       (0.02)   $1.00  1.79%     $279,059       0.65%           1.75%      0.69%
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT A SHARES
Year ended July 31   1998          $1.00       0.05       (0.05)   $1.00  5.13%     $150,286       0.52%           5.02%      0.99%
Year ended July 31   1999          $1.00       0.04       (0.04)   $1.00  4.41%     $381,105       0.75%           4.26%      0.92%
Year ended July 31   2000          $1.00       0.05       (0.05)   $1.00  5.10%     $264,393       0.77%           4.93%      0.89%
Year ended July 31   2001          $1.00       0.05       (0.05)   $1.00  5.02%     $248,064       0.75%           4.92%      0.85%
Year ended July 31   2002          $1.00       0.02       (0.02)   $1.00  1.58%     $270,062       0.85%           1.57%      0.94%
------------------------------------------------------------------------------------------------------------------------------------

(a) During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.


       (See Notes which are an integral part of the Financial Statements)

                                       40

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
U.S. TREASURY MONEY MARKET FUND
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 RATIOS/SUPPLEMENTAL DATA
                                                                                  --------------------------------------------------
                                                           LESS      NET                 NET   RATIOS OF       RATIOS OF  RATIOS OF
                               NET ASSET              DIVIDENDS    ASSET             ASSETS, EXPENSES TO  NET INVESTMENT   EXPENSES
                                  VALUE,        NET    FROM NET   VALUE,              END OF     AVERAGE          INCOME TO AVERAGE
                               BEGINNING INVESTMENT  INVESTMENT   END OF  TOTAL       PERIOD         NET      TO AVERAGE        NET
                               OF PERIOD     INCOME      INCOME   PERIOD RETURN       (000'S)     ASSETS      NET ASSETS  ASSETS (a)
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
Year ended July 31   1998          $1.00       0.05       (0.05)   $1.00  5.31%   $  876,089       0.38%           5.19%       0.62%
Year ended July 31   1999          $1.00       0.05       (0.05)   $1.00  4.68%   $  856,286       0.38%           4.57%       0.62%
Year ended July 31   2000          $1.00       0.06       (0.06)   $1.00  5.40%   $  871,657       0.38%           5.26%       0.62%
Year ended July 31   2001          $1.00       0.05       (0.05)   $1.00  5.30%   $1,058,407       0.39%           5.08%       0.64%
Year ended July 31   2002          $1.00       0.02       (0.02)   $1.00  1.92%   $1,143,352       0.41%           1.88%       0.64%
------------------------------------------------------------------------------------------------------------------------------------

(a) During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.


       (See Notes which are an integral part of the Financial Statements)


                                       41

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
MICHIGAN MUNICIPAL MONEY MARKET FUND
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 RATIOS/SUPPLEMENTAL DATA
                                                                                  --------------------------------------------------
                                                           LESS      NET                NET    RATIOS OF       RATIOS OF  RATIOS OF
                               NET ASSET              DIVIDENDS    ASSET            ASSETS,  EXPENSES TO  NET INVESTMENT   EXPENSES
                                  VALUE,        NET    FROM NET   VALUE,             END OF      AVERAGE          INCOME TO AVERAGE
                               BEGINNING INVESTMENT  INVESTMENT   END OF  TOTAL      PERIOD          NET      TO AVERAGE        NET
                               OF PERIOD     INCOME      INCOME   PERIOD RETURN      (000'S)      ASSETS      NET ASSETS  ASSETS (b)
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
Year ended
  December 31        1997          $1.00       0.03       (0.03)   $1.00  3.31%    $211,682        0.52%           3.27%      0.63%
Year ended
  December 31        1998          $1.00       0.03       (0.03)   $1.00  3.06%    $323,272        0.54%           3.00%      0.64%
Year ended
  December 31        1999          $1.00       0.03       (0.03)   $1.00  2.86%    $292,619        0.53%           2.82%      0.63%
Year ended
  December 31        2000          $1.00       0.04       (0.04)   $1.00  3.73%    $295,219        0.53%           3.67%      0.62%
Period ended
  July 31            2001(a)       $1.00       0.02       (0.02)   $1.00  1.71%*   $317,543        0.54%^          2.93%^     0.63%^
Year ended July 31   2002          $1.00       0.01       (0.01)   $1.00  1.41%    $292,618        0.54%           1.41%      0.65%
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT A SHARES
Year ended
  December 31        1997          $1.00       0.03       (0.03)   $1.00  3.31%    $    289        0.52%           3.22%      0.63%
Year ended
  December 31        1998          $1.00       0.03       (0.03)   $1.00  3.06%    $    346        0.54%           3.02%      0.64%
Year ended
  December 31        1999          $1.00       0.03       (0.03)   $1.00  2.86%    $    658        0.53%           2.82%      0.63%
Year ended
  December 31        2000          $1.00       0.04       (0.04)   $1.00  3.70%    $    160        0.54%           3.44%      0.63%
Period ended
  July 31            2001(a)       $1.00       0.02       (0.02)   $1.00  1.57%*   $    215        0.79%^          2.67%^     0.88%^
Year ended July 31   2002          $1.00       0.01       (0.01)   $1.00  1.25%    $    177        0.70%           1.26%      0.91%
------------------------------------------------------------------------------------------------------------------------------------

(a)  Reflects operations for the period from January 1, 2001 to July 31, 2001.
     The fund changed its fiscal year end to July 31 from December 31.

(b) During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.

*    Not annualized.

^    Annualized.

       (See Notes which are an integral part of the Financial Statements)

                                       42


FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
MUNICIPAL MONEY MARKET FUND
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 RATIOS/SUPPLEMENTAL DATA
                                                                                  --------------------------------------------------
                                                           LESS      NET                 NET   RATIOS OF       RATIOS OF  RATIOS OF
                               NET ASSET              DIVIDENDS    ASSET             ASSETS, EXPENSES TO  NET INVESTMENT   EXPENSES
                                  VALUE,        NET    FROM NET   VALUE,              END OF     AVERAGE          INCOME TO AVERAGE
                               BEGINNING INVESTMENT  INVESTMENT   END OF  TOTAL       PERIOD         NET      TO AVERAGE        NET
                               OF PERIOD     INCOME      INCOME   PERIOD RETURN       (000'S)     ASSETS      NET ASSETS  ASSETS (d)
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
Period ended
  September 30        1998(a)      $1.00         --**        --**  $1.00  2.74%*    $  7,953       0.63%^          3.09%^     0.63%^
Period ended July 31  1999(b)      $1.00       0.03       (0.03)   $1.00  2.24%*    $ 17,682       0.61%^          2.66%^     0.94%^
Year ended July 31    2000         $1.00       0.04       (0.04)   $1.00  3.46%     $100,995       0.31%           3.51%      0.83%
Year ended July 31    2001         $1.00       0.03       (0.03)   $1.00  3.44%     $190,268       0.29%           3.33%      0.74%
Year ended July 31    2002         $1.00       0.01       (0.01)   $1.00  1.45%     $249,280       0.34%           1.43%      0.77%
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT A SHARES (c)
Year ended
  September 30        1997         $1.00       0.03       (0.03)   $1.00  2.72%     $ 60,284       0.80%           2.79%      0.80%
Year ended
  September 30        1998         $1.00       0.03       (0.03)   $1.00  2.74%     $ 44,494       0.71%           2.88%      0.71%
Period ended July 31  1999(b)      $1.00       0.03       (0.03)   $1.00  2.18%*    $ 26,715       0.75%^          2.60%^     1.19%^
Year ended July 31    2000         $1.00       0.03       (0.03)   $1.00  3.40%     $ 29,693       0.38%           3.33%      1.08%
Year ended July 31    2001         $1.00       0.03       (0.03)   $1.00  3.37%     $ 40,981       0.36%           3.26%      0.99%
Year ended July 31    2002         $1.00       0.01       (0.01)   $1.00  1.38%     $ 42,004       0.41%           1.35%      1.02%
------------------------------------------------------------------------------------------------------------------------------------

(a) Reflects operations for the period from September 21, 1998 (date of commencement of operations) to September 30, 1998.

(b) Reflects operations for the period from October 1,1998 (date of commencement of operations) to July 31, 1999.

(c)  Information for the period prior to September 21, 1998 is for the Tax
     Exempt Money Market Fund, the Predecessor fund of the Fifth Third Tax
     Exempt Money Market Fund.

(d) During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.

*    Not annualized.

^    Annualized.

**   Amount less than $0.005.


       (See Notes which are an integral part of the Financial Statements)

                                       43

                                               REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Trustees
of Fifth Third Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fifth Third Prime Money Market Fund, Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund, Fifth Third Government Money Market Fund, Fifth Third U.S. Treasury Money Market Fund, Fifth Third Michigan Municipal Money Market Fund and Fifth Third Municipal Money Market Fund (separate portfolios constituting Fifth Third Funds, hereafter referred to as the "Funds") at July 31, 2002, the results of each of their operations, the changes in each of their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation and examination of securities at July 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The statement of changes and financial highlights for each of the periods presented ended July 31, 2001 of Fifth Third Prime Money Market Fund, Fifth Third Government Money Market Fund, Fifth Third U.S. Treasury Money Market Fund and Fifth Third Municipal Money Market Fund were audited by other auditors, whose report dated September 7, 2001, expressed an unqualified opinion on those financial statements and financial highlights. The statement of changes and financial highlights for each of the periods presented through July 31, 2001 of Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund and Fifth Third Michigan Municipal Money Market Fund were audited by other auditors, whose report dated September 4, 2001, expressed an unqualified opinion on those financial statements and financial highlights.

PricewaterhouseCoopers LLP
Columbus, Ohio
September 20, 2002

FIFTH THIRD FUNDS
SUPPLEMENTAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------


                         FIFTH THIRD FUNDS MANAGEMENT **

The Trustees and Officers of the Funds, their ages, the position they hold with the Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address of the persons listed below is 3435 Stelzer Road, Columbus, Ohio 43219-3035

                              INDEPENDENT TRUSTEES
                                           Term of                                      Number of           Other
                         Position(s)     Office and                                Portfolios in Fund   Directorships
                           Held with      Length of      Principal Occupation(s)    Complex Overseen        Held
Name and Age               the Funds     Time Served     During the Past 5 years       by Trustee        by Trustee
---------------------------------------------------------------------------------------------------------------------
David J. Durham             Trustee      Indefinite,     President and Chief               30           N/A
Birthdate: 5/10/1945                     June 2001-      Executive Officer of Clipper
                                           Present       Products, Inc., a wholesale
                                                         distributor, 1997-present.
                                                         Independent Contractor,
                                                         1995-1997.

J. Joseph Hale Jr.          Trustee      Indefinite,     President of the Cincinnati       30           N/A
Birthdate: 9/11/1949                        March        Gas & Electric Co., The
                                        2001-Present     Union Light Heat & Power
                                                         Co., Vice-President,
                                                         Corporate Communications
                                                         Cinergy Corp., and President
                                                         of Cinergy Foundation, Inc.
                                                         (formerly PSI Foundation).

John E. Jaymont
Birthdate: 12/5/1944        Trustee      Indefinite,     AVP, PIANKO, Feb. 2002-           30           Printing
                                           October       present.  Business                             Industries of
                                        2001- Present    management consultant, April                   America-Director,
                                                         2000-Feb. 2002.  President,                    Master Printers
                                                         Metroweb Corp. (publications                   of America
                                                         printing) 1997-2000.                           Printing
                                                                                                        Industries of
                                                                                                        America-Director,
                                                                                                        Web Offset
                                                                                                        Association,
                                                                                                        Ohio Graphic Arts
                                                                                                        Health Fund, Trustee

                                                             INTERESTED TRUSTEES

Edward Burke Carey*     Chairman-Board   Indefinite,     President of Carey Realty         30           The Foundation
Birthdate  7/2/1945       of Trustees      January       Investments, Inc.                              of the Catholic
                                        1989-Present                                                    Diocese of
                                                                                                        Columbus-Trustee
                                                                                                        Ohio and
                                                                                                        Kentucky
                                                                                                        Chapter of the
                                                                                                        Counselors of
                                                                                                        Real
                                                                                                        Estate-Trustee,
                                                                                                        Chairman


--------------------------------------------------------------------------------

* Mr. Carey is treated by the Funds as an "interested person" (as defined in Section 2(a)(19) of the 1940 Act) of the Funds and the Investment Advisor.
     Mr. Carey is an "interested person" because of his business transactions with Fifth Third Bank and its affiliates.

**   Additional disclosures can be found in the Statement of Additional
     Information, which can be obtained by calling 1-800-282-5706.


                                       45


                                                               FIFTH THIRD FUNDS
                                SUPPLEMENTAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                    OFFICERS
                                                                      Term of
                                    Position(s)                      Office and
                                     Held with                       Length of                     Principal Occupation(s)
Name and Age                         the Funds                      Time Served                    During the Past 5 years
----------------------------------------------------------------------------------------------------------------------------------
Jeffrey C. Cusick                    President                      Indefinite,                    Employee of BISYS Fund
Birthdate: 5/19/1959                                                   June                        Services Inc.
                                                                    2001-Present

Rodney L. Ruehle                       Vice                         Indefinite,                    Employee of BISYS Fund
Birthdate: 4/26/1968                President,                         Vice-                       Services Limited Partnership.
                                     Secretary                      President-
                                                                     September
                                                                   2001-Present
                                                                    Secretary-
                                                                     September

Adam S. Ness                         Treasurer                      Indefinite,                    Employee of BISYS Fund
Birthdate: 10/14/1972                                                September                     Services Limited Partnership
                                                                   2001-Present                    since June 1998. Prior to
                                                                                                   that time, employee of
                                                                                                   KPMG LLP.

Warren Leslie                       Assistant                       Indefinite,                    Employee of BISYS Fund Services
Birthdate: 2/13/1962              Secretary and                   September 2001-                  Limited Partnership.
                                     Assistant                        Present
                                     Treasurer

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

ADDRESSES
-------------------------------------------------------------------------------------------
Fifth Third Funds                                   Fifth Third Funds
Money Market Mutual Funds                           3435 Stelzer Road
                                                    Columbus, Ohio 43219

-------------------------------------------------------------------------------------------

Investment Advisor                                  Fifth Third Asset Management Inc.
                                                    38 Fountain Square Plaza
                                                    Cincinnati, Ohio 45263

-------------------------------------------------------------------------------------------

Distributor                                         Fifth Third Funds Distributor, Inc.
                                                    3435 Stelzer Road
                                                    Columbus, Ohio 43219

-------------------------------------------------------------------------------------------

Administrator, Transfer and Dividend Disbursing     Fifth Third Bank
  Agent, Fund Accountant and Custodian              38 Fountain Square Plaza
                                                    Cincinnati, Ohio 45263

-------------------------------------------------------------------------------------------

Sub-Administrator and Sub-Fund Accountant           BISYS Fund Services Limited Partnership
                                                    3435 Stelzer Road
                                                    Columbus, Ohio 43219

-------------------------------------------------------------------------------------------

Sub-Transfer Agent                                  BISYS Fund Services Ohio, Inc.
                                                    3435 Stelzer Road
                                                    Columbus, Ohio 43219

-------------------------------------------------------------------------------------------

Independent Auditors                                PricewaterhouseCoopers LLP
                                                    100 East Broad Street
                                                    Suite 2100
                                                    Columbus, Ohio 43215

-------------------------------------------------------------------------------------------


Logo: FIFTH THIRD FUNDS

FIFTH THIRD FUNDS
3435 STELZER ROAD
COLUMBUS, OH 43219

                                                              PRESORTED STANDARD
                                                               U.S. POSTAGE PAID
                                                                     CHICAGO, IL
                                                                    PERMIT #6325



9/02                                                                   AR-MMF-02